As filed with the Securities and Exchange Commission on October 8, 2004

                                                    Registration No. 333-_______

================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
      PRE-EFFECTIVE AMENDMENT NO.       POST-EFFECTIVE AMENDMENT NO.
                                 ---                                ---

                        (Check appropriate box or boxes)
                              ---------------------
                 NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES
               (Exact Name of Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 476-8800


                               Peter Eric Sundman
           Chairman of the Board, Chief Executive Officer and Trustee
                 Neuberger Berman Institutional Liquidity Series
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                     (Name and Address of Agent for Service)

                                 With copies to:

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                            Washington, DC 20036-1221

                             ---------------------


     For the new shares of Neuberger Berman Institutional Cash Fund, the approximate date of proposed public offering is as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended. The public offering of shares of Registratn's series is ongoing. The title of securities being registered is shares of beneficial interest.

     It is proposed that this filing go effective on November 7, 2004, pursuant to Rule 488.

     No filing fee is due because of Registrant's reliance on Section 24(f) of the Investment Company Act of 1940.

                 Neuberger Berman Institutional Liquidity Series

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

    Cover Sheet

    Contents of Registration Statement

    Letter to Shareholders

    Notice of Special Meeting

    Part A - Proxy Statement/Prospectus

    Part B - Statement of Additional Information

    Part C - Other Information

    Signature Page

    Exhibit Index

    Exhibits

                        NEUBERGER BERMAN INCOME FUNDS(R)
                  NEUBERGER BERMAN INSTITUTIONAL CASH FUND(SM)


                               November [10], 2004


Dear Shareholder:

     On October 1, 2004, the Board of Trustees of Neuberger Berman Income Funds considered and approved a proposal for reorganizing Neuberger Berman Institutional Cash Fund into a new series of another investment company called Neuberger Berman Institutional Liquidity Series. The new series will have the same name and a substantially identical investment program as Neuberger Berman Institutional Cash Fund. In connection with the reorganization, the new fund will also have a new sub-adviser; Lehman Brothers Asset Management Inc. will replace Neuberger Berman, LLC. Neuberger Berman Management Inc. will continue to serve as investment adviser. However, the new series will be part of a two-level master-feeder structure, as opposed to the current single-level structure of Neuberger Berman Institutional Cash Fund. The attached Combined Proxy Statement and Prospectus discusses the reorganization. As a shareholder of Neuberger Berman Institutional Cash Fund, you are asked to review the Combined Proxy Statement and Prospectus and to cast your vote on the proposed reorganization. THE BOARD OF TRUSTEES OF YOUR FUND UNANIMOUSLY RECOMMENDS A VOTE FOR THE PROPOSED REORGANIZATION.

     YOUR VOTE IS IMPORTANT TO US. VOTING YOUR SHARES EARLY WILL AVOID COSTLY FOLLOW-UP MAIL AND TELEPHONE SOLICITATION. After reviewing the attached materials, please complete, sign and date your proxy card and mail it promptly in the enclosed postage paid envelope, or help us save time and postage costs by voting on the Internet or by telephone - instructions can be found on your proxy card. If we do not hear from you by November 29, 2004, our proxy solicitor may contact you.

     If you have any questions, please call 1-800-877-9700. Our representatives will be glad to assist you. Thank you for your response and your continued support of the Neuberger Berman funds.

                                          Very truly yours,



                                          Peter Sundman
                                          President
                                          Neuberger Berman Management Inc.

                        NEUBERGER BERMAN INCOME FUNDS(R)
                  NEUBERGER BERMAN INSTITUTIONAL CASH FUND(SM)

                            ------------------------


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON DECEMBER 21, 2004

                            ------------------------

WHO IS ASKING FOR YOUR VOTE?

The Board of Trustees of your fund, Neuberger Berman Institutional Cash Fund (a series of Neuberger Berman Income Funds).

WHERE WILL THE MEETING BE HELD?

The meeting will be held at the offices of Neuberger Berman Management Inc., 605 Third Avenue, 41st Floor, New York, New York 10158-3698, on December 21, 2004 at 10:30 a.m. Eastern time.

WHAT IS BEING PROPOSED?

You are being asked to consider a proposal to reorganize Neuberger Berman Institutional Cash Fund into a new series of another investment company called Neuberger Berman Institutional Liquidity Series. The new series will have the same name and a substantially identical investment program as your current fund. However, it will be organized in a two-level master-feeder structure, as opposed to the current single-level structure of Neuberger Berman Institutional Cash Fund. In addition, the new series will have the same investment adviser as your current fund, but will have a new sub-adviser. The investment adviser of the new series will be Neuberger Berman Management Inc. ("NB Management"), and Lehman Brothers Asset Management Inc. ("LBAM") will serve as its sub-adviser.

The following proposals are submitted for your vote:

1. To approve an Agreement and Plan of Reorganization providing for the reorganization of Neuberger Berman Institutional Cash Fund, a series of Neuberger Berman Income Funds, into Neuberger Berman Institutional Cash Fund, a series of Neuberger Berman Institutional Liquidity Series.

2. To transact such other business as may properly come before the meeting and any adjournment thereof.

WHY SHOULD I VOTE IN FAVOR OF THE PROPOSAL?

The Reorganization is being proposed to consolidate and streamline cash management at Neuberger Berman and Lehman Brothers. The Board and NB Management believe that reorganizing into a master-feeder structure can provide a means of increasing assets and thereby potentially decreasing the Fund's expenses. In addition, the master-feeder structure may provide certain efficiencies of operation and economies of scale by centralizing the portfolio management of funds that have the same investment program but are offered to different groups of investors. The Reorganization will also allow investors the opportunity to benefit from LBAM's experience and expertise in managing investments in money market securities. The Reorganization is intended to be tax-free to investors, and NB Management will bear all expenses associated with the Reorganization. You should consult your tax advisor regarding any specific consequences to you of the Reorganization.

WHO IS ELIGIBLE TO VOTE?

You are entitled to vote at the meeting and any adjournment if you owned shares of Neuberger Berman Institutional Cash Fund at the close of business on November 2, 2004.

WHAT ARE THE DIFFERENT WAYS TO VOTE THIS PROXY?

There are a number of ways to vote your shares:

     o BY MAIL: You may vote by completing the enclosed proxy card by dating, signing and returning it in the postage-paid envelope. PLEASE NOTE THAT IF YOU SIGN AND DATE THE PROXY CARD BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED "FOR" THE PROPOSAL DESCRIBED ABOVE.

     o BY PHONE: You may vote by telephone by calling the number on your proxy card.

     o VIA THE INTERNET: You may vote through the Internet by visiting the website identified on your proxy card.

     o IN PERSON: If you plan to attend the meeting, you may vote in person. ALL PERSONS WISHING TO BE ADMITTED TO THE MEETING MUST PRESENT PHOTO IDENTIFICATION. IF YOU PLAN TO ATTEND THE MEETING, PLEASE CALL THE [CURRENT FUND] AT (800) 877-9700.

          (PLEASE NOTE THAT IF YOU VOTE A PROXY AND THEN VOTE IN PERSON AT THE MEETING, YOUR PROXY IS AUTOMATICALLY REVOKED.)

     Unless proxy cards submitted by corporations and partnerships are signed by the appropriate persons as indicated in the voting instructions on the proxy cards, they will not be voted.

     Any additional proposals submitted to a vote at the meeting by anyone other than the officers or Trustees of the fund may be voted only in person or by written proxy.

                                       By order of the Board of Trustees,



                                       Claudia A. Brandon
                                       Secretary
                                       Neuberger Berman Income Funds



November [10], 2004
New York, New York

                     COMBINED PROXY STATEMENT AND PROSPECTUS
                            Dated November [10], 2004

                            For the Reorganization of

                   NEUBERGER BERMAN INSTITUTIONAL CASH FUNDSM
                 (A SERIES OF NEUBERGER BERMAN INCOME FUNDS(R))

                                      into

                  NEUBERGER BERMAN INSTITUTIONAL CASH FUND(SM)
 (A NEWLY-CREATED SERIES OF NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES(R))
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                                  800-877-9700


     This Combined Proxy Statement and Prospectus ("Proxy Statement"), which includes a Notice of Special Meeting of Shareholders, a Proxy Statement and a Proxy Card, is for the special meeting of shareholders of Neuberger Berman Institutional Cash Fund ("Current Fund"), a series of Neuberger Berman Income Funds ("Trust"), to be held on December 21, 2004, and any adjournment thereof ("Meeting").

     This Proxy Statement is being furnished to shareholders of the Current Fund in connection with an Agreement and Plan of Reorganization ("Reorganization Plan"). Pursuant to the Reorganization Plan, if approved, shareholders of the Current Fund will receive, in exchange for shares of that fund, shares of Neuberger Berman Institutional Cash Fund ("New Fund"), a series of Neuberger Berman Institutional Liquidity Series ("New Trust"), equal in total value to their holdings in the Current Fund as of the closing date of the reorganization contemplated by the Reorganization Plan, which is expected to be December __, 2004. When the exchange and related transactions are complete, the Current Fund will be dissolved.

     This Proxy Statement sets forth concisely information about the New Fund that investors should know before the closing date. Additional information is contained in the following documents:

     o The Statement of Additional Information ("SAI") dated November [10], 2004, relating to the Reorganization Plan and including financial statements, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference (that is, it legally forms a part of this Proxy Statement). The SAI is available without charge upon request by calling Neuberger Berman Management Inc. ("NB Management") at 800-877-9700.

     o The prospectus of the Current Fund dated February 28, 2004 ("Current Fund Prospectus"), which has been filed with the SEC and is incorporated herein by reference.

     o The Current Fund's Statement of Additional Information dated February 28, 2004 ("Current Fund SAI"), Annual Report to Shareholders dated October 31, 2003 ("Annual Report"), and Semi-Annual Report to Shareholders dated April 30, 2004 ("Semi-Annual Report"), which have been filed with the SEC and are incorporated herein by reference.

     o You can obtain a free copy of the Current Fund Prospectus, Current Fund SAI, Annual Report or Semi-Annual Report by calling NB Management at the phone number shown above.

     Investors are advised to read and retain this Proxy Statement for future reference.

     The Current Fund is a separate series of the Trust, a Delaware statutory trust registered under the Investment Company Act of 1940, as amended ("1940 Act") as an open-end, diversified management investment company consisting of eight separate series in a multiple-class fund structure. The New Fund is a separate series of New Trust, a recently organized open-end, diversified management investment company registered under the 1940 Act, which will consist of two separate series in a master-feeder structure.

     SHARES OF THE CURRENT FUND AND THE NEW FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE CURRENT FUND OR THE NEW FUND (EACH, A "FUND").

                               VOTING INFORMATION

     The Board of Trustees of the Trust ("Board" or "Board of Trustees") is asking you to sign the enclosed proxy card for use at a Special Meeting of Shareholders of the Current Fund, to be held on December 21, 2004 at 10:30 a.m. Eastern time, at the offices of Neuberger Berman Management Inc., 605 Third Avenue, 41st Floor, New York, New York 10158-3698, and at any adjournments thereof (the "Meeting"). Proxy Statement is first being mailed on or about November [10], 2004.

     One-third of the Current Fund's shares outstanding and entitled to vote on November 2, 2004 ("Record Date"), represented in person or by proxy, makes up a quorum and must be present for the transaction of business at the Meeting.

     If a quorum is not present at the Meeting or a quorum is present but sufficient votes to approve any proposal are not received, or for any other reason, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of those shares voting at the Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR any proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST a proposal against such adjournment. A shareholder vote may be taken on the proposal described in this Proxy Statement ("Proposal") prior to such adjournment if sufficient votes have been received for approval and it is otherwise appropriate.

     If the enclosed proxy card is properly executed and returned in time to be voted at the Meeting, the shares represented by the proxy will be voted in accordance with the instructions marked on the proxy card. If no instructions are marked on the proxy card, the proxy will be voted FOR the Proposal. Proxies that reflect "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will not be counted for purposes of determining a quorum and will have no effect on the outcome of the Proposal. Abstentions will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum and will have a negative effect on the Proposal.

     Any shareholder who has given a proxy has the right to revoke it any time prior to its exercise by attending the Meeting and voting his or her shares in person or by submitting a letter of revocation or a later-dated proxy to the Trust at the address indicated on the enclosed envelope provided with this Proxy Statement. Any letter of revocation or later-dated proxy must be received by the Trust prior to the Meeting and must indicate your name and account number to be effective. Proxies voted by telephone or Internet may be revoked at any time before they are voted at the Meeting in the same manner that proxies voted by mail may be revoked.

     Proxy solicitations will be made primarily by mail, but may also be made by telephone, electronic transmission or personal meetings with officers and employees of NB Management, affiliates of NB Management or other representatives of the Funds. NB Management serves as principal underwriter and administrator of the Funds. NB Management and its affiliates will not receive any compensation from the Funds for proxy solicitation activities. Proxy solicitations may also be made by our proxy solicitor. If votes are recorded by telephone, our proxy solicitor will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that a shareholder's instructions have been properly recorded. You may also vote by mail or through a secure Internet site. The cost of solicitation and the expenses incurred in connection with preparing this Proxy Statement and its enclosures will be paid by NB Management. PLEASE NOTE THAT WHILE PROXIES MAY BE VOTED BY TELEPHONE OR THROUGH THE INTERNET, ANY PROPOSAL SUBMITTED TO A VOTE AT THE MEETING BY ANYONE OTHER THAN THE OFFICERS OR TRUSTEES OF THE TRUST MAY BE VOTED ONLY IN PERSON OR BY WRITTEN PROXY.

     For soliciting services, our proxy solicitor will be paid fees and expenses of up to approximately $54,000.

     As of October 15, 2004, there were _________ outstanding shares of the Current Fund.

     In addition, to the Trust's knowledge, as of October 15, 2004, the following are all of the beneficial and record owners of more than five percent of the Current Fund's shares. Except where indicated with an asterisk, the owners listed are record owners. Certain of these entities hold these shares of record for the accounts of certain of their clients and have informed the Current Fund of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

     [Insert Table of 5% owners] [Insert Footnote as appropriate: The Neuberger Berman funds use the Current Fund as a cash sweep vehicle pursuant to an exemptive order received from the Securities and Exchange Commission ("SEC"), dated _____________.]

     At October 15, 2004, the Trustees and officers of the Trust as a group beneficially owned less than 1% of the shares of the Current Fund.

                                    SYNOPSIS

     The following synopsis is a summary of certain information contained elsewhere in this Proxy Statement and the Reorganization Plan and is qualified by reference to the more complete information contained herein. Shareholders should read this entire Proxy Statement carefully.

     The form of the Reorganization Plan is attached to this Proxy Statement as Appendix A. The transactions contemplated by the Reorganization Plan (collectively, "Reorganization") are described herein.

THE REORGANIZATION

     At a meeting held on October 1, 2004, the Board of Trustees (including a majority of those Trustees who are not "interested persons," as that term is defined in Section 2(a)(19) of the 1940 Act) ("Independent Trustees")) unanimously approved the Reorganization Plan, pursuant to which the Current Fund will transfer all of its assets to the New Fund. The New Fund will assume all of the Current Fund's liabilities, and shareholders of the Current Fund will receive Trust Class shares of the New Fund, constructively in exchange for their Trust Class shares of the Current Fund. EACH CURRENT FUND SHAREHOLDER WILL RECEIVE THE NUMBER OF FULL AND FRACTIONAL TRUST CLASS SHARES OF THE NEW FUND EQUAL IN NUMBER AND VALUE TO THAT SHAREHOLDER'S TRUST CLASS SHARES OF THE CURRENT FUND AS OF THE CLOSING DATE OF THE REORGANIZATION, WHICH IS EXPECTED TO BE DECEMBER [__], 2004 ("CLOSING DATE").

         The proposed Reorganization will not alter your current investment program. The Current Fund will be reorganized into the New Fund, which has a substantially identical investment program but a different operational structure.

     Like the Current Fund, the New Fund is a series of an open-end, management investment company and may have one or more classes of shares. However, unlike the Current Fund, the New Fund is part of a two-level master-feeder structure. Rather than investing directly in securities, as the Current Fund does, the New Fund is a "feeder fund," meaning that it invests in a corresponding "master fund" ("Master Fund"), a series of a newly-established investment company, Institutional Liquidity Trust. The Master Fund in turn invests in securities, using the same investment program as the Current Fund. In addition to the New Fund, it is expected that there will be at least one additional "feeder fund" that invests in the Master Fund. In this Proxy Statement, the references to the New Fund refer to the New Fund and the Master Fund. Costs for the New Fund include its own costs and its share of Master Fund costs.

     NB Management, the investment adviser of the Current Fund, will also serve as the investment adviser of the Master Fund in which the New Fund invests. However, the Master Fund will have a different sub-adviser than the Current Fund. Neuberger Berman, LLC, an affiliate of NB Management, provides services to the Current Fund pursuant to a sub-advisory agreement between NB Management and Neuberger Berman, LLC. After the Reorganization, Lehman Brothers Asset Management Inc. ("LBAM") will serve as sub-adviser to the Master Fund, pursuant to a sub-advisory agreement between NB Management and LBAM. LBAM, a registered investment adviser, is also an affiliate of NB Management. NB Management, Neuberger Berman, LLC and LBAM are wholly-owned subsidiaries of Lehman Brothers

Holdings Inc. In addition, it is anticipated that the New Fund would pay fees at the same rate provided for in the current agreements. If shareholders of the Current Fund approve the Reorganization, management may recommend other restructurings among the Neuberger Berman cash management products, including the reorganization of other Neuberger Berman money market funds into the master-feeder structure contemplated in the Reorganization Plan.

     The New Fund offers one class of shares, the Trust Class. After the Reorganization, you will hold the same number of full and fractional Trust Class shares of the New Fund, with the same dollar value, as you held of Trust Class shares of the Current Fund immediately before the Reorganization. Immediately after the Reorganization, the portfolio of market securities and other assets in which you are invested will be unchanged.

     The following diagram illustrates the organization of the Current Fund and the New Fund before and after the Reorganization.

       BEFORE REORGANIZATION                     AFTER REORGANIZATION
(ONE-TIERED MULTI-CLASS STRUCTURE)       (TWO-TIERED MASTER/FEEDER STRUCTURE)
----------------------------------       ------------------------------------
           SHAREHOLDERS                              SHAREHOLDERS

  OWN SHARES OF THE CURRENT FUND       OWN SHARES OF THE NEW FUND, A FEEDER FUND
        (WITH TRUST CLASS)                        (WITH TRUST CLASS)

         WHICH INVESTS IN                    WHICH INVESTS IN MASTER FUND
      MONEY MARKET SECURITIES

                                                   WHICH INVESTS IN
                                                MONEY MARKET SECURITIES


     As described below under "Reasons for the Reorganization," the Board of Trustees, including the Independent Trustees, and NB Management believe that the Reorganization can lower the expenses of the New Fund because the expenses of the Master Fund can be shared with any other feeder funds that invest in the Master Fund. In this connection, management believes the new master-feeder structure will enhance its ability to attract new assets into the New Fund and into the Master Fund, thereby potentially lowering the New Fund's expenses.

INVESTMENT OBJECTIVE AND POLICIES

     The investment objective, policies and restrictions under which the assets of the Current Fund presently are managed will not be affected by the proposed Reorganization except that, rather than investing directly in securities, the New Fund will invest all of its net investable assets in the Master Fund, which will seek to achieve the same investment objective by engaging NB Management as its investment adviser to manage its assets. The investment objective, policies and restrictions of the New Fund and the Master Fund will otherwise be the same as those in effect for the Current Fund. See the section entitled "Information About the New Fund" for more information regarding the New Fund's investment objective and policies.

INVESTMENT MANAGER

     NB Management manages the assets of the Current Fund. After the Reorganization, NB Management will manage the assets of the New Fund indirectly, by managing the assets of the Master Fund in which the New Fund invests. Since the New Fund will invest its assets only through the Master Fund, it will not engage NB Management or any other investment manager directly. Upon completion of the Reorganization, the Master Fund will enter into an investment management agreement with NB Management, on terms and conditions substantially identical to the terms and conditions of the current investment management agreement between NB Management and the Current Fund.

     In summary, NB Management and Neuberger Berman, LLC manage the assets of the Current Fund directly, by investing directly in securities. After the Reorganization, NB Management and LBAM will manage the assets of the New Fund indirectly, by virtue of the New Fund's investment in the Master Fund, according to the same investment program that they now employ for the Current Fund.

ADMINISTRATIVE SERVICES

     NB Management serves as administrator of the Current Fund, pursuant to an administration agreement with the New Trust, and is responsible for performing all administrative services required for the daily business operations of the Current Fund. After the Reorganization, the administration agreement with the Trust will reflect the master-feeder structure of the New Fund, but will otherwise be on terms and conditions substantially identical to those applicable to the Current Fund immediately prior to the Reorganization.

DISTRIBUTOR, TRANSFER AGENT AND CUSTODIAN

     NB Management serves as the principal underwriter for the Current Fund pursuant to a distribution agreement with the Trust. State Street Bank and Trust Company serves as the transfer agent and custodian for the Current Fund pursuant to transfer agency and custodian agreements with the Trust. After the Reorganization, those agreements with the New Fund will reflect the master-feeder structure of the New Fund, but will otherwise be on terms and conditions substantially identical to those applicable to the Current Fund immediately prior to the Reorganization.

FEES AND EXPENSES

     There are no transaction charges when you buy, sell or exchange shares of the Current Fund or the New Fund.

     The following tables show the current fees and expenses for the Current Fund and what the expenses are expected to be after the proposed Reorganization.

     Information presented in the Pro Forma column includes an allocation of expenses from the Master Fund, which would be borne by the New Fund if the proposed Reorganization is approved.

FEE TABLE
-------------------------------------------------------------------------------------------
                                                                               Pro Forma
                                                          (Audited)           (unaudited)
                                                          CURRENT FUND         NEW FUND
-------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                          None                  None
-------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)(1)
These are deducted from fund assets, so you pay them
indirectly.

        Management fees                                   0.25                  0.25
PLUS:   Distribution (12b-1) fees                         None                  None
        Other expenses(2)                                 0.03                  0.03
-------------------------------------------------------------------------------------------
EQUALS: Total annual operating expense                    0.28                  0.28(3)
-------------------------------------------------------------------------------------------

(1) The pro forma column includes costs paid by the New Fund and its share of Master Fund costs.

(2) Other expenses are based on estimated amounts for the current fiscal year.

(3) NB Management has voluntarily agreed to waive its management fee in the amount of 0.02% of the Fund's average net assets through [12/31/05]. As a result of this waiver, the total annual operating expenses of the New Fund are expected to be limited to 0.26% of its average net assets.



     The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the New Fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

EXPENSE EXAMPLE
                                       1 Year         3 Years         5 Years        10 Years
EXPENSES - AS REPORTED                  $29             $90             $157           $356
EXPENSES - PRO FORMA*                   $29             $90             $157           $356

*The pro forma expenses do not reflect the effect of the voluntary fee waiver described in footnote 3 to the Fee Table; such a waiver would result in expenses of $27, $84, $146, and
$331 for the 1, 3, 5 and 10-year periods, respectively.

The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the New Fund will bear, whether directly or indirectly. The assumption in the Expense Example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN.

PURCHASES

     Procedures to purchase shares in the two Funds are identical. The Current Fund and the New Fund each offer their shares as a cash sweep vehicle for investment advisory, brokerage, certain benefit plans and other accounts managed or established at Neuberger Berman, LLC or its affiliates. Fund shares may be made available to other programs in the future. To open a sweep account, contact Neuberger Berman, LLC. All investments must be made in U.S. dollars. Contact Neuberger Berman, LLC for more information on eligible benefit plans. In exchange for the services it offers, Neuberger Berman, LLC charges fees, which are generally in addition to those described here.

     As with the Current Fund, the New Fund is designed so that free credit cash balances held in an eligible account can be automatically invested in Fund shares. All such available cash balances of $100 or more in an eligible account are automatically invested in the New Fund on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your plan's account.

     As with the Current Fund, there is no sales charge or commission paid for investment in shares of the New Fund. Neither the Current Fund nor the New Fund issues certificates for shares.

REDEMPTIONS

     Rights and procedures to redeem shares in the Current Fund and the New Fund are identical. The proceeds from shares sold are generally credited to an investor account on the same business day the sell order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

o    in unusual circumstances where the law allows additional time if needed

o if a check written to buy shares has not cleared by the time the shares are sold; clearance may take up to 15 calendar days from the date of purchase

     Shares are sold at the next price calculated on a day the New York Stock Exchange and the Federal Reserve Wire System are open, after the sales order is received and accepted. Prices for shares of the New Fund are usually calculated as of 5 p.m. Eastern time, and prices for shares of the Current Fund are usually calculated as of 4 p.m. Eastern time. The New Fund also reserves the right to process redemption orders received after 3:30 p.m Eastern time on the following business day.

DIVIDENDS AND OTHER DISTRIBUTIONS

     After the Reorganization, the New Fund will declare and pay dividends and calculate and make distributions of net capital gains, if any, in a manner identical to that of the Current Fund and set forth in the Current Fund Prospectus and Current Fund SAI.

     Like the Current Fund, the New Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). After the Reorganization, the New Fund will be entitled to the same benefits and subject to the same tax rules and regulations as the Current Fund immediately prior to the Reorganization.

FEDERAL INCOME TAX CONSEQUENCES

     The Trust will receive an opinion of Kirkpatrick & Lockhart LLP, its counsel, to the effect that the Current Fund's transfer of its assets to the New Fund in exchange solely for the latter's Trust Class shares and its assumption of the Current Fund's liabilities will qualify as a tax-free "reorganization" as defined in section 368(a)(1)(F) of the Internal Revenue Code. Accordingly, neither Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization. See "The Reorganization -- Federal Tax Consequences of the Reorganization," for more information regarding the federal income tax consequences of the Reorganization.

                      COMPARISON OF PRINCIPAL RISK FACTORS

     PRINCIPAL RISKS

     The principal risk factors of the Current Fund and the New Fund are substantially identical. Most of the performance of both the Current Fund and the New Fund depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well. The Funds are also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

     The Funds' emphasis on securities in the first tier of credit quality may mean that their yields are somewhat lower than those available from certain other money market funds. Over time, the Funds may produce a lower return than bond or stock investments.

     Because the Funds normally concentrate in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Funds' performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds. Relatively recent legislation permits broad consolidation of financial services companies, the impact of which is difficult to predict. Competition among companies in different portions of the financial services sector has been increasing, a trend that is likely to continue.

     Reverse repurchase agreements and securities lending could create leverage, which would amplify gains or losses. (To reduce that risk, the Funds do not intend to invest the proceeds of any reverse repurchase agreement in instruments having a maturity longer than the agreement.) Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Funds to some risk.

     Performance could also be harmed if any of the Funds' holdings has its credit rating reduced or goes into default. The Funds' performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

     OTHER RISKS

     Although each Fund intends to maintain a stable share price, the share price could fluctuate, meaning that there is a chance that you could lose money by investing in the Funds.

     While the Funds may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Funds themselves and do not guarantee the market price of the securities. Securities issued or guaranteed by U.S. government agencies or instrumentalities may not be backed by the full faith and credit of the U.S. Treasury; some are backed only by the issuing entity.

     When the Funds anticipate adverse market, economic, political or other conditions, they may temporarily depart from their policy of concentrating in the financial services group of industries. This could help the Funds avoid losses but may mean lost opportunities.

                               THE REORGANIZATION

WHAT ARE THE REASONS FOR THE PROPOSED REORGANIZATION?

     The Reorganization is being proposed to consolidate and streamline cash management at Neuberger Berman and Lehman Brothers. The Board and NB Management believe that reorganizing into a master-feeder structure can provide a means of increasing assets and thereby potentially decreasing the New Fund's expenses. This structure provides the potential to attract assets through the establishment of "private label" feeder funds for other firms that invest in the Master Fund. While NB Management would be one beneficiary of such a development, Fund shareholders would also benefit, because increased assets typically result in economies that produce a lower expense ratio for all investors.

     In addition, the master-feeder structure can provide certain efficiencies of operation and economies of scale by centralizing the portfolio management of funds that have the same investment program but are offered to different groups of investors. Management believes that this structure also would allow the shareholders of the Current Fund, and the shareholders of the other feeder funds that may invest in the Master Fund, to benefit from the experience and expertise of LBAM in managing investments in money market securities.

     In concluding that the Reorganization is in the best interests of Current Fund shareholders and that their interests would not be diluted as a result of the Reorganization, the Board also considered that the Reorganization would be tax-free, that the expenses of the Current Fund are expected to decrease after the Reorganization, and that NB Management would bear all expenses associated with the Reorganization. The Board also considered that the investment objective and policies of the Current Fund and the New Fund are substantially identical. The Board further considered the experience and expertise of LBAM in managing investments similar to those comprising the Current Fund's and the New Fund's investment program.

DESCRIPTION OF THE REORGANIZATION PLAN

     The terms and conditions under which the Reorganization would be completed are set forth in the Reorganization Plan. The following is a summary of the Reorganization Plan and is qualified in its entirety by reference to the Reorganization Plan, the form of which is attached as Appendix A. The Reorganization Plan provides for the completion of the Reorganization in several steps:

          First, the Current Fund will transfer its assets to the New Fund, in exchange solely for (1) shares of the Trust Class of the New Fund identical in number and value to the Trust Class of the Current Fund's shares held by its shareholders and (2) the New Fund's assumption of the Current Fund's liabilities.

          Second, the Current Fund will distribute the Trust Class shares of the New Fund it receives to its shareholders, and will dissolve.

          Third, the New Fund will transfer all of its assets (consisting of portfolio securities and cash received from the Current Fund) to the Master Fund in exchange for an interest in the Master Fund. NB Management will enter into an investment management agreement with the Master Fund with provisions identical in all material respects to those of its current investment management agreement with the Current Fund.

     The completion of the Reorganization is subject to various conditions, including approval of this Proposal by the shareholders of the Current Fund, completion of all filings with, and receipt of all necessary approvals from, the SEC, delivery of a legal opinion regarding the federal tax consequences of the Reorganization and other customary corporate and securities matters. The Reorganization Plan may be terminated at any time prior to closing if the New Trust's Board of Trustees determines in good faith that the Reorganization is not in the best interests of the shareholders.

FEDERAL TAX CONSEQUENCES OF THE REORGANIZATION

     It is a condition to the consummation of the transactions described in the Reorganization Plan that the Trust and the New Trust must have obtained an opinion of Kirkpatrick & Lockhart LLP, legal counsel to each of them, substantially to the effect that the Reorganization will qualify as a tax-free "reorganization" as defined in section 368(a)(1)(F) of the Code. Accordingly, neither Fund (nor the Current Fund's shareholders) will recognize a gain or loss. The tax opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

CAPITALIZATION

     The following table sets forth the unaudited capitalization of the New Fund's Trust Class shares, the Current Fund's Trust Class shares and the unaudited capitalization of the Funds on a PRO FORMA combined basis as of October 15, 2004:

                                           NEW FUND (TRUST        CURRENT FUND (TRUST               NEW FUND
                                                CLASS)                   CLASS)                     PRO FORMA
                                                                                                    COMBINED
                                         ---------------------    ---------------------    ----------------------------
Net Assets.........................             N/A
Net Asset Value Per Share..........             N/A
Shares Outstanding.................

SHAREHOLDERS' RIGHTS

     The rights of shareholders of the New Fund will be identical in all material respects to those of shareholders of the Current Fund. Each is established as a series of a Delaware statutory trust. As was the case before the Reorganization, shareholders of the New Fund will vote on a per-fund basis on those matters that affect only the New Fund. In addition, on those matters affecting only a particular class, only shareholders of that class will vote. On all other matters, shareholders of Neuberger Berman Institutional Liquidity Series will vote in the aggregate.

REORGANIZATION EXPENSES

     NB Management will bear all expenses in connection with the Reorganization.

REQUIRED VOTE

     Approval of the Reorganization Plan requires the affirmative vote of either
(1) a majority of the outstanding shares of the Current Fund, or (2) at least 67 percent of the shares present in person or by proxy at a meeting at which more than 50% of the shares are present.

     If shareholders approve the Reorganization Plan, it is currently intended that the Reorganization will take place at the close of business on or about December [__], 2004. [On or about the date, you will receive a prospectus for the New Fund.]

                         INFORMATION ABOUT THE NEW FUND

     The New Fund is a money market sweep fund for certain eligible retirement and other benefit plans and other accounts. The New Fund carries certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. The New Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency.

     GOAL AND STRATEGY

     The investment objective, strategies and policies are substantially identical to the Current Fund.

     The New Fund seeks the highest available current income consistent with safety and liquidity. To pursue this goal, the Fund invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The Fund seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

     Under normal market conditions, the Fund will invest more than 25% of total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

     The Fund also may invest in corporate bonds and commercial paper, U.S. Government and Agency Securities, variable and floating rate instruments, repurchase agreements on non-financial services obligations and the securities of other investment companies. With respect to one-third of its total assets (including the value of any loan collateral), the Fund may engage in reverse repurchase agreements and securities lending and may invest the proceeds.

     The investment managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Fund's stringent credit quality policies, the managers invest the Fund's assets in a mix of money market securities that is intended to provide attractive income without jeopardizing the stability of its share price.

     The Fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

     MONEY MARKET FUNDS. Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set strict standards for credit quality and for maturity (397 days or less for individual securities [or 25 months in the case of variable U.S. Government securities], 90 days or less on average for the portfolio overall). The regulations require money market funds to limit investments to the top two rating categories of credit quality and unrated securities determined by the investment adviser to be of equivalent quality. This Fund typically exceeds this requirement by investing only in first-tier securities.

     PERFORMANCE

     The performance information presented below is that of the Current Fund. The New Fund will adopt the performance history if, and when, the Reorganization has been approved by the Current Fund shareholders and the assets of the Current Fund have been transferred to the Master Fund.

     The charts below provide an indication of the risks of investing in shares of the Current Fund. The bar chart shows how the Current Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions or on the redemption of Fund shares at a gain. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.


YEAR-BY-YEAR % RETURNS as of 12/31 each year*

=================================
Year                   %
=================================
1995
=================================
1996
=================================
1997
=================================
1998
=================================
1999
=================================
2000
=================================
2001                  4.01
=================================
2002                  1.64
=================================
2003                  0.88
=================================
Best quarter: Q1 '01, 1.41%  Worst quarter:  Q3 '03, 0.19%

* For the periods 2/10/01 through 12/31/03, the Current Fund was organized in a multiple class structure with one class, the Trust Class, rather than as a feeder fund in a master/feeder structure.

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2003

========================================================================
                                                     Since Inception
                                        1 Year           5/8/2000
========================================================================
INSTITUTIONAL CASH                       0.88              2.94
========================================================================


     PERFORMANCE MEASURES

     The information on this page provides different measures of the Fund's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Fund, and include all Fund expenses.

     To obtain the Fund's current yield, call [800-877-9700] or visit our website at www.nb.com. The current yield is the Fund's net income over a recent seven-day period expressed as an annual rate of return.

     MANAGEMENT OF THE NEW FUND

     If the Current Fund shareholders approve the Reorganization, the portfolio managers will change along with the change in the Current Fund's sub-adviser. Set forth below are the individuals who would serve as portfolio managers of the New Fund.

     JOHN C. DONOHUE, [insert title with LBAM], Lehman Brothers Asset Management Inc. ("LBAM") and Senior Vice President, [Lincoln Capital Fixed Income, LLC] ("Lincoln Capital"), has primary responsibility for managing the Cash Management product group at Lincoln Capital [and LBAM]. (Lincoln Capital and LBAM are both wholly-owned subsidiaries of Lehman Brothers Holdings, Inc.) Prior to joining [LBAM in 2004 and] Lincoln Capital in 2003, Mr. Donohue worked at Opus Investment Management (Allmerica Asset Management), where he was a Vice President and Portfolio Manager. He joined Allmerica in 1995 and was responsible for the management of short-term and money market portfolios. Prior to joining Allmerica, Mr. Donohue was a portfolio manager for CS First Boston Investment Management. He graduated with a BA from Saint Anselm College and an MBA from Assumption College.

     ERIC D. HIATT, [insert title with LBAM], and LBAM Vice President, Lincoln Capital, joined [LBAM in 2004] and Lincoln Capital in 2003. (Lincoln Capital and LBAM are wholly-owned subsidiaries of Lehman Brothers Holdings, Inc.) For the previous five years, Eric was a Money Market Portfolio Manager with Opus Investment Management (Allmerica Asset Management) managing short-term and money market portfolios. He currently serves as portfolio manager for numerous accounts and is a member of the Short-Term Strategy Group. Prior experience included work as a treasury analyst for Eastern Enterprises. Eric received a BS from Bentley College and has been awarded the Chartered Financial Analyst designation.

     NB MANAGEMENT is the New Fund's investment manager, administrator, and distributor. It engages LBAM as sub-adviser to provide investment research and related services. The New Fund will pay NB Management fees at the annual rate of 0.10% of average net assets for investment management services and 0.15% of administrative services provided to the Trust Class of shares. NB Management and LBAM are wholly-owned subsidiaries of Lehman Brothers Holdings Inc.

     FINANCIAL HIGHLIGHTS

     The Financial Highlights information set forth below is for the Current Fund. The New Fund currently has no Financial Highlights information since its registration is currently pending with the SEC and it has not yet commenced operations. If the Reorganization is approved by the Current Fund shareholders, the New Fund will assume the Current Fund's Financial Highlights information after the Reorganization takes place.

-----------------------------------------------------------------------------------------------------------------------
Year Ended October 31,                                 2000(1)     2001         2002         2003         2004(2)
-----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
            Share price (NAV) at beginning of

                                                           16

-----------------------------------------------------------------------------------------------------------------------
Year Ended October 31,                                 2000(1)     2001         2002         2003         2004(2)
-----------------------------------------------------------------------------------------------------------------------
            period                                       1.000       1.000        1.000        1.000        1.000

PLUS:       Income from investment operations
            Net investment income                        0.0307      0.0466       0.0176       0.0096       0.0039

MINUS:      Distributions to shareholders
            Income dividends                             0.0307      0.0466       0.0176       0.0096       0.0039
            Capital gain distributions                     -            -         0.0000          -         0.0000

            SUBTOTAL: DISTRIBUTIONS TO SHAREHOLDERS      0.0307      0.0466       0.0176       0.0096       0.0039

EQUALS:     Share price (NAV) at end of period           1.000       1.000        1.000        1.000        1.000
-----------------------------------------------------------------------------------------------------------------------

RATIOS (%OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income --as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses -- actual                                   0.35(2)     0.29         0.28         0.28         0.28(3)
Expenses(3)                                              0.36(2)     0.29         0.28         0.28         0.28(3)
Net investment income --actual                           6.45(2)     4.52         1.74         0.97         0.78(3)
-----------------------------------------------------------------------------------------------------------------------

OTHER DATA
Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested.

Total return (%)                                         3.11(4)     4.76         1.77         0.97         0.39(5)
Net assets at end of period (in millions of dollars)     635.4       2,125.1      3,156.5      2,682.1      2,538.8
-----------------------------------------------------------------------------------------------------------------------

THE FIGURES ABOVE FOR THE PERIODS 2/10/2001 THROUGH 4/30/04 ARE FROM PERIODS DURING WHICH THE FUND WAS ORGANIZED IN A
MULTIPLE CLASS STRUCTURE. THE FIGURES ABOVE FOR THE PERIOD 5/8/2000 THROUGH 2/9/2001 ARE FROM PERIODS WHEN THE CURRENT
FUND WAS ORGANIZED AS A FEEDER FUND AND INCLUDE THE CURRENT FUND'S PROPORTIONATE SHARE OF THE MASTER FUND'S INCOME AND
EXPENSE DURING THIS PERIOD. ALL OF THE ABOVE FIGURES HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT
AUDITORS. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT.

(1) PERIOD FROM 5/8/2000 (BEGINNING OF OPERATIONS) TO 10/31/2000.
(2) FOR THE SIX MONTHS ENDED 4/30/04.
(3) ANNUALIZED.
(4) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.
(5) NOT ANNUALIZED.

     SHAREHOLDER INFORMATION

     The New Fund offers its Trust Class shares as a cash sweep vehicle for investment advisory, brokerage, certain benefit plans and other accounts managed or established at Neuberger Berman or its affiliates. Fund shares may be made available to other programs in the future. To open a sweep account, contact Neuberger Berman, LLC. All investments must be made in U.S. dollars. Contact Neuberger Berman, LLC for more information on eligible benefit plans.

     The New Fund is designed so that free credit cash balances held in an eligible account can be automatically invested in Fund shares. All such available cash balances of $100 or more in an eligible account are automatically invested in the Fund on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your plan's account.

There is no sales charge or commission paid for investment in Fund shares. The Fund does not issue certificates for shares.

Under certain circumstances, the Fund reserves the right to:

o    suspend the offering of shares
o    reject any investment order
o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
o suspend or postpone the redemption of shares on days when the New York Stock Exchange or the Federal Reserve Wire System is restricted, or as otherwise permitted by the SEC

     The proceeds from shares sold are generally credited to your account on the same business day the sell order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

o    in unusual circumstances where the law allows additional time if needed
o if a check you wrote to buy shares hasn't cleared by the time the shares are sold; clearance may take up to 15 calendar days from the date of purchase

     ELIGIBLE ACCOUNTS. The Trust Class shares of the Fund are also available to qualified retirement plans, benefit plans and other accounts managed by Neuberger Berman and its affiliates.

     The fees and policies outlined in this prospectus are set by the Fund and by NB Management. However, most of the information you'll need for managing your investment will come from Neuberger Berman, LLC. This includes information on how to buy and sell Trust Class shares, investor services, and additional policies. In exchange for the services it offers, Neuberger Berman, LLC charges fees, which are generally in addition to those described here.

     SHARE PRICES. Because Trust Class shares of the Fund do not have a sales charge, the price your account pays for each share of the Fund is the net asset value per share. Similarly, because the Fund does not charge any fee for selling shares, the Fund pays the full share price when your account sells shares. Remember that Neuberger Berman, LLC may charge fees for its investment management services.

     The Fund is open for business every day that both the New York Stock Exchange and the Federal Reserve Wire System are open ("Business Days"). The Exchange and the Federal Reserve are closed on all national holidays; the Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Fund shares will not be priced on those days and any other day the Exchange or Federal Reserve is closed. In general, every buy or sell order you place will go through at the next share price to be calculated after your account's order has been accepted. The New Fund reserves the right to process redemption orders received after 3:30 p.m Eastern time on the following business day.

     The New Fund calculates its share price after the end of regular trading on the Exchange on Business Days, usually 5:00 p.m. Eastern time. Shares purchased before the close of the Exchange will accrue dividends that same day. Shares sold will not accrue dividends on the day of the sale.

     SHARE PRICE CALCULATIONS. The price of Trust Class shares of the New Fund is the total value of its assets attributable to Trust Class minus its liabilities, attributable to that class, divided by the total number of shares. The Fund does not anticipate that its share price will fluctuate. When valuing portfolio securities, the Fund uses a constant amortization method.

     DIVIDENDS, DISTRIBUTIONS AND TAXES. The New Fund pays out to shareholders any net investment income and realized net capital gains it earns. The Fund declares income dividends daily and pays them monthly. The Fund does not anticipate making any long-term capital gain distributions. Any net short-term capital gains would be paid annually in December.

     Consult Neuberger Berman, LLC about whether distributions from the Fund to your account will be reinvested in additional shares of the Fund or paid to your account in cash. Although Fund distributions are actually made to the investment provider that holds the Fund shares on your behalf, the following discussion describes distributions made to you and their tax consequences because you are the shares' beneficial owner.

     HOW DISTRIBUTIONS ARE TAXED -- Fund dividends paid to qualified retirement plan accounts are tax-free. Eventual withdrawals from those accounts generally are subject to tax. Fund dividends paid to other accounts are generally taxable to you, regardless of whether they are paid in cash or reinvested in additional shares of the Fund.

     Dividends are taxable in the year you receive them. In some cases, dividends you receive in January are taxable as if they had been paid the previous December 31st. Your tax statement will help clarify this for you. Income distributions and net short-term capital gains (if any) are taxed as ordinary income.

     HOW SHARE TRANSACTIONS ARE TAXED -- When a qualified retirement plan sells Fund shares in its account, there are no tax consequences to the plan or its beneficiaries. Other accounts that sell Fund shares will not realize a taxable gain or loss as long as the Fund maintains a share price of $1.00.

                       INFORMATION ABOUT THE CURRENT FUND

     Further information about the Current Fund is contained in the Current Fund Prospectus and Statement of Additional Information, which are incorporated into this Combined Proxy Statement and Prospectus by reference. You may obtain a copy of the Current Fund Prospectus and Statement of Additional Information by calling NB Management at 800-877-9700.

                                  MISCELLANEOUS

AVAILABLE INFORMATION

     Each of the Current Fund and the New Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith files reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's regional offices in New York (233 Broadway, New York, New York 10279). Copies of such material also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

LEGAL MATTERS

     Certain legal matters in connection with the issuance of shares of the Current Fund and the New Fund as part of the Reorganization will be passed upon by Kirkpatrick & Lockhart LLP.

EXPERTS

     The audited financial statements and notes thereto of Neuberger Berman Institutional Cash Fund for the fiscal year ended October 31, 2003, incorporated by reference in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent auditors.

OTHER MATTERS TO COME BEFORE THE MEETING

     The Trustees of the Trust do not intend to present any other business at the Meeting, nor are they aware that any shareholder intends to do so. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying proxy card(s) will vote on those matters in accordance with their judgment.

SHAREHOLDER PROPOSALS

     The Trust does not hold annual shareholder meetings. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Trust at 605 Third Avenue, New York, New York 10158, such that they will be received by the Trust a reasonable period of time prior to any such meeting.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES

     Please advise the Trust at 605 Third Avenue, New York, New York 10158, whether other persons are beneficial owners of fund shares for which proxies are being solicited and, if so, the number of copies of this proxy statement needed to supply copies to the beneficial owners of the respective shares.


                                  By Order of the Board of Trustees


                                  ---------------------------------
                                  Claudia A. Brandon
                                  Secretary
                                  Neuberger Berman Income Funds

                                   APPENDIX A

                              FORM OF AGREEMENT AND
                     PLAN OF REORGANIZATION AND TERMINATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION ("AGREEMENT") is made as of _________, 2004, between NEUBERGER BERMAN INCOME FUNDS, a Delaware statutory trust ("OLD TRUST"), on behalf of Neuberger Berman Institutional Cash Fund, a segregated portfolio of assets ("series") thereof ("OLD FUND"), and NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES, also a Delaware statutory trust ("NEW TRUST"), on behalf of its Neuberger Berman Institutional Cash Fund series ("NEW FUND"), and, solely for purposes of paragraph 6.2, NEUBERGER BERMAN MANAGEMENT INC. ("ADVISER"). (Each of Old Fund and New Fund is sometimes referred to herein as a "FUND," and each of Old Trust and New Trust is sometimes referred to herein as an "INVESTMENT COMPANY.") All agreements, representations, actions, and obligations described herein made or to be taken or undertaken by a Fund are made and shall be taken or undertaken by New Trust on New Fund's behalf and by Old Trust on Old Fund's behalf.

     The Investment Companies wish to effect a reorganization described in section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended ("CODE"), and intend this Agreement to be, and adopt it as, a "plan of reorganization" within the meaning of the regulations under section 368 of the Code ("REGULATIONS"). The reorganization will involve Old Fund's changing its identity -- by converting from a series of Old Trust to a series of New Trust -- by transferring its assets to New Fund (which is being established solely for the purpose of acquiring those assets and continuing Old Fund's business) in exchange solely for voting shares of beneficial interest ("shares") in New Fund and New Fund's assumption of Old Fund's liabilities, followed by the distribution of those shares pro rata to the holders of shares in Old Fund constructively in exchange therefor and in complete liquidation of Old Fund, all on the terms and conditions set forth herein. (All such transactions are referred to herein as the "Reorganization.") New Fund expects to transfer all those assets promptly after the Reorganization to a master fund in a master-feeder structure (i.e., an unincorporated entity that is classified for federal tax purposes as a partnership and registered as an investment company under the Investment Company Act of 1940, as amended ("1940 ACT"), with an investment objective and investment policies identical to New Fund's) in which it will own a "significant interest" (within the meaning of section 1.368-1(d)(4)(iii)(B)(1) of the Regulations) ("MASTER FUND") that will assume all those liabilities.

     Each Investment Company's Board of Trustees (each, a "BOARD") has (1) duly adopted and approved this Agreement and the transactions contemplated hereby and
(2) determined that participation in the Reorganization is in the best interests of its Fund and that the interests of the existing shareholders of its Fund will not be diluted as a result of the Reorganization.

     Old Fund has a single class of shares, designated Trust Class shares ("OLD FUND SHARES"). New Fund also has a single class of shares, designated Institutional Class shares ("NEW FUND SHARES"). The rights, powers, privileges, and obligations of the Funds' shares are substantially similar.

     In consideration of the mutual promises contained herein, the parties agree as follows:

1.        PLAN OF REORGANIZATION
          ----------------------

          1.1. Subject to the requisite approval of Old Fund's shareholders and the terms and conditions set forth herein, Old Fund agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 to New Fund as of the Effective Time (as defined in paragraph 2.1). New Fund agrees in exchange therefor --

     (a) to issue and deliver to Old Fund the number of full and fractional (rounded to the third decimal place) New Fund Shares equal to the number of full and fractional (rounded to the third decimal place) Old Fund Shares then outstanding, and

     (b)  to assume all of Old Fund's liabilities described in paragraph 1.3.

These transactions shall take place at the Closing (as defined in paragraph
2.1).

          1.2. Old Fund's assets to be acquired by New Fund shall consist of all property Old Fund owns -- including all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, and deferred and prepaid expenses shown as an asset on Old Fund's books -- at the Effective Time (collectively, "ASSETS").

          1.3. Old Fund shall endeavor to discharge all of its known liabilities and obligations prior to the Effective Time. New Fund shall assume all of Old Fund's liabilities, debts, obligations, and duties of whatever kind or nature existing at the Effective Time, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at that time, and whether or not specifically referred to in this Agreement (collectively, "LIABILITIES").

          1.4. At or before the Closing, New Fund shall redeem the Initial Share (as defined in paragraph 5.7) for [$10.00]. At the Effective Time (or as soon thereafter as is reasonably practicable), Old Fund shall distribute the New Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record, determined as of the Effective Time (each a "SHAREHOLDER"), constructively in exchange for their Old Fund Shares and in complete liquidation of Old Fund. That distribution shall be accomplished by transferring the New Fund Shares then credited to Old Fund's account on New Fund's [share transfer books] ("SHARE RECORDS") to accounts Old Trust's transfer agent opens on those Share Records in the Shareholders' names. All issued and outstanding Old Fund Shares shall simultaneously be canceled on Old Fund's Share Records. New Fund shall not issue certificates representing the New Fund Shares issued in connection with the Reorganization.

          1.5. As soon as reasonably practicable after the distribution of the New Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, Old Fund shall be terminated as a series of Old Trust and any further actions shall be taken in connection therewith as required by applicable law.

          1.6. Any reporting responsibility of Old Fund, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission ("COMMISSION"), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain Old Fund's (and Old Trust's) sole responsibility.

          1.7. Any transfer taxes payable on issuance of New Fund Shares in a name other than that of the registered holder on Old Fund's Share Records at the Effective Time of the Old Fund Shares constructively exchanged therefor shall be paid by the person to whom those New Fund Shares are to be issued, as a condition of that transfer.

2.        CLOSING AND EFFECTIVE TIME
          --------------------------

          2.1. The Reorganization, together with related acts necessary to consummate the same ("CLOSING"), shall occur at the Investment Companies' principal office on December [23], 2004, or at such other place and/or time as to which the Investment Companies may agree. All acts taking place at the Closing shall be deemed to take place simultaneously immediately after the close of business (I.E., 4:00 p.m., Eastern time) on the Closing Date ("EFFECTIVE TIME").

     2.2. Old Trust shall direct its custodian to deliver at the Closing a certificate of an authorized representative (a) verifying the information (including adjusted basis and holding period for federal income tax purposes, by lot) concerning the Assets, including all portfolio securities, and (b) stating that (i) the Assets have been delivered in proper form to New Trust's custodian, for New Fund's account, within two business days before or at the Effective Time and (ii) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. For these purposes, "proper form" means (x) with respect to Old Fund's portfolio securities that are represented by a certificate or other written instrument, delivery of the instrument duly endorsed for transfer in such condition as to constitute good delivery thereof, and (y) with respect to other Assets, transfer by book entry in accordance with the customary practices of Old Fund's custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which any Assets are deposited. The cash to be transferred by Old Fund shall be delivered to New Trust's custodian by wire transfer of federal funds at the Effective Time.

     2.3. Old Trust shall deliver to New Trust at the Closing a list of the names and addresses of the Shareholders and the number of outstanding Old Fund Shares each Shareholder owns, all as of the Effective Time, certified by Old Trust's Secretary or an Assistant Secretary thereof. New Trust shall direct its transfer agent to deliver at the Closing a certificate as to the opening of accounts in the Shareholders' names on New Fund's Share Records. New Trust shall issue and deliver to Old Trust (a) at the Effective Time, a confirmation evidencing the New Fund Shares to be credited to Old Fund (pursuant to paragraph 1.1(a)), and (b) as soon as practicable after receipt of the Shareholder list mentioned above, a confirmation evidencing the New Fund Shares to be credited to the Shareholders (pursuant to paragraph 1.4), or provide at such times evidence satisfactory to Old Trust that those New Fund Shares have been credited to Old Fund's account and the Shareholders' accounts, respectively, on New Fund's Share Records.

     2.4. Each Investment Company shall deliver to the other at the Closing (a) a certificate executed in its name by its President or any Vice President in form and substance reasonably satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct in all material respects at the Effective Time except as they may be affected by the transactions contemplated by this Agreement and (b) as reasonably requested by an Investment Company or its counsel, bills of sale, assumptions of liabilities, checks, assignments, stock certificates, receipts, and other documents, each signed (to the extent applicable) by the President, Treasurer, or any Vice President of, or an authorized person of the relevant service provider for, the other Investment Company.

3.   REPRESENTATIONS AND WARRANTIES
     ------------------------------

     3.1. Old Trust, on Old Fund's behalf, represents and warrants as follows:

          3.1.1. Old Trust is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware; its Certificate of Trust, including any amendments thereto, has been duly filed in the office of the Secretary of State thereof; Old Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on Old Trust or Old Fund; and Old Trust has all necessary federal, state, and local authorizations to carry on Old Fund's business as a series of an investment company and to carry out this Agreement;

          3.1.2. Old Trust is duly registered as an open-end management investment company under the 1940 Act, and that registration is in full force and effect; and before January 1, 1997, Old Trust claimed classification for federal tax purposes as an association taxable as a corporation and has not elected otherwise since;

          3.1.3. Old Fund is a duly established and designated series of Old Trust;

          3.1.4. At the Closing, Old Trust, on Old Fund's behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances (other than customary liens of custodians for fees and securities that are subject to "securities loans" as referred to in section 851(b)(2) of the Code); and on delivery and payment for the Assets, New Fund will acquire good and marketable title thereto;

          3.1.5. Old Trust's current prospectus and statement of additional information with respect to Old Fund, each as from time to time amended or supplemented (collectively, "OLD FUND PROSPECTUS"), conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended ("1933 ACT"), and the 1940 Act and the rules and regulations thereunder and do not, with respect to Old Fund, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

          3.1.6. Old Fund is not in violation of, and the execution and delivery of this Agreement by Old Trust, on Old Fund's behalf, and consummation of the transactions contemplated hereby will not conflict with or violate, Delaware law or any provision of Old Trust's Amended and Restated Trust Instrument ("OLD TRUST INSTRUMENT") or By-Laws or of any agreement, instrument, lease, or other undertaking to which Old Trust (with respect to Old Fund) is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Old Trust (with respect to Old Fund) is a party or by which it is bound, except as otherwise disclosed in writing to and consented to by New Trust, the consent of which shall not be unreasonably withheld;

          3.1.7. All material contracts and other commitments of or applicable to Old Fund (other than this Agreement and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Old Fund thereunder will be made, at or before the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Old Fund may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing, except as otherwise disclosed in writing to and consented to by New Trust, the consent of which shall not be unreasonably withheld;

          3.1.8. Except as otherwise disclosed in writing to and consented to by New Trust, the consent of which shall not be unreasonably withheld, (a) no legal, administrative, or other proceedings or investigation of or before any court or governmental body is presently pending or (to Old Trust's knowledge) threatened against Old Trust with respect to Old Fund or any of Old Fund's properties or assets that, if adversely determined, would materially and adversely affect Old Fund's financial condition or the conduct of its business and (b) Old Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

          3.1.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Old Trust's Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and assuming the due execution, delivery, and performance of this Agreement by New Trust, on New Fund's behalf, and subject to approval by Old Fund's shareholders, this Agreement constitutes a valid and legally binding obligation of Old Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

          3.1.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, or the 1940 Act (collectively, "FEDERAL SECURITIES LAWS") or any state (as used herein, including the District of Columbia and Puerto
     Rico) securities or blue sky laws (collectively, "STATE SECURITIES LAWS") for the execution or performance of this Agreement by Old Trust, on Old Fund's behalf, except for (a) New Trust's filing with the Commission of a registration statement on Form N-1A relating to the New Fund Shares issuable hereunder and any supplement or amendment thereto ("REGISTRATION STATEMENT"), (b) Old Trust's filing with the Commission of a proxy statement relating to the Reorganization ("PROXY STATEMENT"), (c) Old Trust's filing with the Commission of supplements to the Old Fund Prospectus in connection with the Reorganization, and (d) consents, approvals, authorizations, and filings that have been made or received or that may be required after the Effective Time (including under State Securities Laws);

          3.1.11. On the effective date of the Proxy Statement, at the time of the Shareholders' Meeting (as defined in paragraph 4.2), and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the Federal Securities Laws and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by New Trust for use therein;

          3.1.12. Old Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business; and there are no Liabilities other than liabilities disclosed or provided for in Old Trust's financial statements referred to in paragraph 3.1.17 and liabilities Old Fund incurred in the ordinary course of its business subsequent to October 31, 2003, or otherwise disclosed to New Trust, none of which has been materially adverse to Old Fund's business, assets, or the results of its operations;

          3.1.13. Old Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of Chapter 1 of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for that qualification for its current taxable year; from the time Old Trust's Board approves this Agreement ("APPROVAL TIME") through the Effective Time, Old Fund has invested and will invest its assets in a manner that ensures its compliance with those requirements; from the date it commenced operations through the Effective Time, Old Fund has conducted and will conduct its "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) in a substantially unchanged manner; from the Approval Time through the Effective Time, Old Fund has not and will not
     (a) dispose of and/or acquire any assets (i) for the purpose of satisfying New Fund's investment objective or policies or (ii) for any other reason except in the ordinary course of its business as a RIC or (b) otherwise change its historic investment policies; and Old Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

          3.1.14. Old Fund is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in section 368(a)(3)(A) of the Code);

          3.1.15. During the five-year period ending at the Effective Time, (a) neither Old Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Old Fund Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than New Fund Shares or Old Fund Shares, except for shares redeemed in the ordinary course of Old Fund's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (b) no distributions will have been made with respect to Old Fund Shares, other than normal, regular dividend distributions made pursuant to Old Fund's historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code;

          3.1.16. Old Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended October 31, 2003, have been timely filed and all taxes payable pursuant to those returns have been timely paid;

          3.1.17. Old Trust's audited financial statements for the fiscal year ended October 31, 2003, and unaudited financial statements for the six months ended April 30, 2004, which have been delivered to New Trust, fairly represent Old Fund's financial position as of those respective dates and the results of its operations and changes in its net assets for the respective fiscal periods then ended;

          3.1.18. Not more than 25% of the value of Old Fund's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers;

          3.1.19. All issued and outstanding Old Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Old Trust and have been offered and sold in every state (including the District of Columbia) in compliance in all material respects with applicable registration requirements of the 1933 Act and State Securities Laws; all issued and outstanding Old Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth in the certified list delivered pursuant to paragraph 2.3; and Old Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Old Fund Shares, nor is there outstanding any security convertible into any Old Fund Shares; and

          3.1.20. There is power under the Old Trust Instrument to vary Old Trust's shareholders' investment therein, Old Trust does not have a fixed pool of assets, each series thereof (including Old Fund) is a managed portfolio of securities, and its investment adviser has the authority to buy and sell securities for it.

     3.2. New Trust, on New Fund's behalf, represents and warrants as follows:

          3.2.1. New Trust is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware; its Certificate of Trust has been duly filed in the office of the Secretary of State thereof; New Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on New Trust or New Fund; and New Trust has all necessary federal, state, and local authorizations to carry on New Fund's business as a series of an investment company and to carry out this Agreement;

          3.2.2. New Trust is duly registered as an open-end management investment company under the 1940 Act, and that registration is in full force and effect;

          3.2.3. Before the Closing, New Fund will be a duly established and designated series of New Trust;

          3.2.4. New Fund has not commenced operations and will not do so until immediately after the Closing;

          3.2.5. Except for the Initial Share, there are no (a) issued and outstanding New Fund Shares, (b) options, warrants, or other rights to subscribe for or purchase any New Fund Shares, (c) securities convertible into any New Fund Shares, or (d) any other securities issued by New Fund;

          3.2.6. No consideration other than New Fund Shares (and New Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

          3.2.7. The New Fund Shares to be issued and delivered to Old Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of New Fund, fully paid and non-assessable by New Trust;

          3.2.8. The issuance of the New Fund Shares pursuant to this Agreement will be in compliance with all applicable Federal and State Securities Laws;

          3.2.9. New Fund is not in violation of, and the execution and delivery of this Agreement by New Trust, on New Fund's behalf, and consummation of the transactions contemplated hereby will not conflict with or violate, Delaware law or any provision of New Trust's Trust Instrument ("NEW TRUST INSTRUMENT") or By-Laws or of any agreement, instrument, lease, or other undertaking to which New Trust (with respect to New Fund) is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which New Trust (with respect to New Fund) is a party or by which it is bound, except as otherwise disclosed in writing to and consented to by Old Trust, the consent of which shall not be unreasonably withheld;

          3.2.10. Except as otherwise disclosed in writing to and consented to by Old Trust, the consent of which shall not be unreasonably withheld, (a) no legal, administrative, or other proceedings or investigation of or before any court or governmental body is presently pending or (to New Trust's knowledge) threatened against New Trust with respect to New Fund or any of New Fund's properties or assets that, if adversely determined, would materially and adversely affect New Fund's financial condition or the conduct of its business and (b) New Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

          3.2.11. New Fund has no known liabilities of a material nature, contingent or otherwise;

          3.2.12. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of New Trust's Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, assuming the due execution, delivery, and performance of this Agreement by Old Trust, on Old Fund's behalf, this Agreement constitutes a valid and legally binding obligation of New Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

          3.2.13. No governmental consents, approvals, authorizations, or filings are required under the Federal Securities Laws or any State Securities Laws for the execution or performance of this Agreement by New Trust, on New Fund's behalf, except for (a) New Trust's filing with the Commission of the Registration Statement, (b) Old Trust's filing with the Commission of the Proxy Statement, and (c) consents, approvals, authorizations, and filings that have been made or received or that may be required after the Effective Time (including under State Securities Laws);

          3.2.14. On the effective date of the Proxy Statement, at the time of the Shareholders' Meeting, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the Federal Securities Laws and the rules and regulations thereunder and
     (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Old Trust for use therein;

          3.2.15. There are no material contracts outstanding to which New Fund is a party, other than this Agreement, the agreements and plans referred to in paragraph 5.8, and any other contracts that are or will be disclosed in the Registration Statement;

          3.2.16. New Fund will be a "fund" as defined in section 851(g)(2) of the Code; it will qualify for treatment as a RIC for the taxable year in which the Reorganization occurs; and it intends to continue to meet all the requirements for that qualification for the next taxable year;

          3.2.17. New Fund has no plan or intention to issue additional New Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does New Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than New Fund Shares, any New Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of that business as required by section 22(e) of the 1940 Act;

          3.2.18. Following the Reorganization, New Fund, either directly or through Master Fund, (a) will continue Old Fund's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (b) will use a significant portion of Old Fund's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; in addition, New Fund, either directly or through Master Fund,
     (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and
     (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain that status;

          3.2.19. There is no plan or intention for New Fund to be dissolved or merged into another statutory or business trust or a corporation or any "fund" thereof (as defined in section 851(g)(2) of the Code) following the Reorganization;

          3.2.20. During the five-year period ending at the Effective Time, neither New Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Old Fund Shares with consideration other than New Fund Shares; and

          3.2.21. Assuming the truthfulness and correctness of the representation and warranty in paragraph 3.1.18, (a) immediately after the Reorganization (i) not more than 25% of the value of New Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (ii) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers and (b) to the best of New Trust's knowledge, after the transfer of the Assets to Master Fund (i) not more than 25% of the value of Master Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (ii) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers.

     3.3. Each Investment Company, on its Fund's behalf, represents and warrants to the other, as follows:

          3.3.1. The fair market value of the New Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Old Fund Shares it constructively surrenders in exchange therefor;

          3.3.2. Its management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Old Fund Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the New Fund Shares they receive in the Reorganization to any person "related" (within that meaning) to New Fund,
     (b) does not anticipate dispositions of those New Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Old Fund as a series of an open-end investment company, (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (d) does not anticipate that there will be extraordinary redemptions of New Fund Shares immediately following the Reorganization;

          3.3.3. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

          3.3.4. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

          3.3.5. None of the compensation received by any Shareholder who is an employee of or service provider to Old Fund will be separate consideration for, or allocable to, any of the Old Fund Shares that Shareholder held; none of the New Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

          3.3.6. Immediately after consummation of the Reorganization, (a) the Shareholders will own all the New Fund Shares and will own those shares solely by reason of their ownership of the Old Fund Shares immediately before the Reorganization and (b) New Fund will, before it transfers the Assets to Master Fund, hold the same assets -- except for assets used to pay expenses, if any, incurred in connection with the Reorganization that are not Reorganization Expenses (as defined in paragraph 3.3.7) -- and be subject to the same liabilities that Old Fund held or was subject to immediately before the Reorganization, plus any liabilities for the Funds' expenses incurred in connection with the Reorganization; and the excepted assets, together with the amount of all redemptions and distributions (other than regular, normal dividends) Old Fund made immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets;

          3.3.7. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B.
     187) ("REORGANIZATION EXPENSES"); and

          3.3.8. The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 3.1.15, 3.2.17, and 3.2.20 will not exceed 50% of the value (without giving effect to those acquisitions, redemptions, and distributions) of the proprietary interest in Old Fund at the Effective Time.

4.   COVENANTS
     ---------

     4.1. Old Trust covenants to operate Old Fund's business in the ordinary course between the date hereof and the Closing, it being understood that (a) such ordinary course will include declaring and paying customary dividends and other distributions, honoring redemption, subscription, and exchange requests, and other changes in operations contemplated by its normal business activities and (b) Old Fund will retain exclusive control of its investments until the Closing.

     4.2. Old Trust covenants to call a meeting of Old Fund's shareholders to consider and act on this Agreement ("SHAREHOLDERS' MEETING") and to take all other action necessary to obtain approval of the transactions contemplated hereby.

     4.3. Old Trust covenants that the New Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

     4.4. Old Trust covenants that it will assist New Trust in obtaining information New Trust reasonably requests concerning the beneficial ownership of Old Fund Shares to the extent the requests comply with Old Trust's policies and procedures regarding the privacy of consumer information.

     4.5. Old Trust covenants that it will deliver to New Trust at the Closing its books and records relating to Old Fund required to be maintained under the 1940 Act and the rules and regulations thereunder, except for those required by applicable law to be maintained by Old Trust, in which case, Old Trust covenants to deliver to New Trust at the Closing copies of those books and records.

     4.6. Each Investment Company covenants to cooperate in preparing the Proxy Statement in compliance with applicable Federal and State Securities Laws.

     4.7. Each Investment Company covenants that it will, from time to time, as and when requested by the other Investment Company, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken further action, the other Investment Company may reasonably deem necessary or desirable to vest in, and confirm to, (a) New Fund, title to and possession of all the Assets, and (b) Old Fund, title to and possession of the New Fund Shares to be delivered hereunder and New Fund's assumption of the Liabilities, and otherwise to carry out the intent and purpose hereof.

     4.8. New Trust covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and State Securities Laws it deems appropriate to continue its operations after the Effective Time.

     4.9. Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5.   CONDITIONS PRECEDENT
     --------------------

     Each Investment Company's obligations hereunder shall be subject to (a) the other Investment Company's performance of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and
(c) the following further conditions that, at or before the Effective Time:

     5.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by each Board and shall have been approved by Old Fund's shareholders in accordance with the Old Trust Instrument and Old Trust's By-Laws and applicable law; and those shareholders, by such approval, shall have acknowledged New Fund's investment objective, fundamental investment policies, and investment advisory arrangement.

     5.2. All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act; no stop orders suspending the effectiveness thereof shall have been issued; to the best knowledge of the Investment Companies, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated; and the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) deemed reasonably necessary by either Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties, provided that either Investment Company may for itself waive any of those conditions.

     5.3. At the Effective Time, no action, suit, or other proceeding shall be pending or threatened before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

     5.4. Each Investment Company shall have received an opinion of Counsel, addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below ("TAX OPINION"). In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Counsel may treat as representations and warranties made to it, and in separate letters addressed to Counsel and the certificates delivered pursuant to paragraph 2.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

          5.4.1. New Fund's acquisition of the Assets in exchange solely for New Fund Shares and New Fund's assumption of the Liabilities, followed by Old Fund's distribution of those shares PRO RATA to the Shareholders constructively in exchange for their Old Fund Shares and in complete liquidation of Old Fund, will qualify as a "reorganization" (as defined in section 368(a)(1)(F) of the Code), and each Fund will be "a party to a reorganization" (within the meaning of section 368(b) of the Code);

          5.4.2. Old Fund will recognize no gain or loss on the transfer of the Assets to New Fund in exchange solely for New Fund Shares and New Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Old Fund Shares;

          5.4.3. New Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities;

          5.4.4. New Fund's basis in each Asset will be the same as Old Fund's basis therein immediately before the Reorganization, and New Fund's holding period for each Asset will include Old Fund's holding period therefor;

          5.4.5. A Shareholder will recognize no gain or loss on the constructive exchange of all its Old Fund Shares solely for New Fund Shares pursuant to the Reorganization;

          5.4.6. A Shareholder's aggregate basis in the New Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Old Fund Shares it constructively surrenders in exchange for those New Fund Shares, and its holding period for those New Fund Shares will include, in each instance, its holding period for those Old Fund Shares, provided the Shareholder holds them as capital assets at the Effective Time; and

          5.4.7. For purposes of section 381 of the Code, New Fund will be treated as if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of Old Fund's taxable year, Old Fund's tax attributes enumerated in section 381(c) of the Code will be taken into account by New Fund as if there had been no Reorganization, and the part of Old Fund's taxable year before the Reorganization will be included in New Fund's taxable year after the Reorganization.

Notwithstanding subparagraphs 5.6.2 and 5.6.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     5.5. Before the Closing, New Trust's Board shall have authorized the issuance of, and New Fund shall have issued, one New Fund Share ("INITIAL SHARE") to Adviser or an affiliate thereof in consideration of the payment of [$10.00] to vote on the advisory agreement referred to in paragraph 5.8. After that vote, but in any event at or before the Closing, the Initial Share shall be redeemed as provided in paragraph 1.4.

     5.6. New Trust (on behalf of and with respect to New Fund) shall have entered into, or adopted, as appropriate, (a) an advisory agreement with Adviser, in conjunction with Neuberger Berman, LLC as subadviser, that is substantially similar in form to the existing advisory agreement between Adviser and Old Trust with respect to Old Fund, (b) a distribution agreement with Adviser, and (c) agreements and plans necessary for New Fund's operation as a series of an open-end investment company. Each such agreement and plan shall have been approved by New Trust's Board and, to the extent required by law (as interpreted by Commission staff positions), by those Board members who are not "interested persons" (as defined in the 1940 Act) thereof and by Adviser or its affiliate as New Fund's sole shareholder.

At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except that set forth in paragraph 5.1) if, in the judgment of its Board, that waiver will not have a material adverse effect on its Fund's shareholders' interests.

6.   BROKERAGE FEES AND EXPENSES
     ---------------------------

     6.1. Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     6.2. Adviser or its affiliates will bear and promptly pay any and all Reorganization Expenses the Funds incur.

7.   ENTIRE AGREEMENT; NO SURVIVAL
     -----------------------------

     Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

8.   TERMINATION OF AGREEMENT
     ------------------------

     This Agreement may be terminated at any time at or before the Effective Time, whether before or after Old Fund's shareholders' approval:

     8.1. By either Investment Company (a) in the event of the other Investment Company's material breach of any representation, warranty, or covenant contained herein to be performed at or before the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting the consummation of the Reorganization, or (d) if the Closing has not occurred on or before [December 31, 2004]; or

     8.2. By the Investment Companies' mutual agreement.

In the event of termination under clauses (b), (c), or (d) of paragraph 8.1 or paragraph 8.2, there shall be no liability for damages on the part of either Investment Company, or its trustees or officers, to the other Investment Company.

9.   AMENDMENT
     ---------

This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Old Fund's shareholders, in any manner mutually agreed on in writing by the parties; provided that following that approval no such amendment shall have a material adverse effect on the Shareholders' interests.

10.  COVENANTS, ETC. DEEMED MATERIAL
     -------------------------------

All covenants, agreements, representations, and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied on by each party, notwithstanding any investigation made by them or on their behalf.

11.  NOTICES
     -------

Any notice, report, statement, or demand required or permitted by any provision of this Agreement shall be in writing and shall be given personally or by electronic mail, facsimile, or certified mail addressed to the respective Investment Company at 605 Third Avenue, 2nd Floor, New York, New York 10158-0180, Attention: [____________].

12.  MISCELLANEOUS
     -------------

     12.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

     12.2. This Agreement shall be binding on and inure to the benefit of the parties and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the prior written consent of the other parties. Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

     12.3. Each Investment Company acknowledges that the other is a statutory trust organized in series form. This Agreement is executed by each Investment Company on its Fund's behalf and by its trustees and/or officers in their capacity as such and not individually. Each Investment Company's obligations hereunder are not binding on or enforceable against any of its trustees, officers, or shareholders but are only binding on and enforceable against assets and property of its Fund and no other series thereof, and a trustee of an Investment Company shall not be personally liable hereunder to the other Investment Company or its shareholders for any act, omission, or obligation of his or her Investment Company or any other trustee thereof. Each Investment Company agrees that, in asserting any rights or claims hereunder on its Fund's behalf, it shall look only to the other Fund's assets and property in settlement of those rights and claims and not to the trustees, officers, or shareholders thereof.

     12.4. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to the other parties. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

                               NEUBERGER BERMAN INCOME FUNDS, on behalf of its series, Neuberger Berman Institutional Cash Fund



                               By:
                                  ----------------------------------------------
                                           Chief Executive Officer




                               NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES, on behalf of its series, Neuberger Berman Institutional Cash Fund



                               By:
                                  ----------------------------------------------
                                           Chief Executive Officer




Solely for purposes of Section  6.2:
NEUBERGER BERMAN MANAGEMENT INC.



By:
     ---------------------------------------
     President and Chief Investment Officer

                                  APPENDIX B-1

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
 (FROM NEUBERGER BERMAN INSTITUTIONAL CASH FUND'S ANNUAL REPORT TO SHAREHOLDERS
                            DATED OCTOBER 31, 2003)

INSTITUTIONAL CASH FUND PORTFOLIO COMMENTARY

For the six months ended October 31, 2003, the Neuberger Berman Institutional Cash Fund returned 0.41% compared to the Money Fund Report Taxable First Tier Institutional Average's 0.39%. For the twelve months ended on the same date, the Fund returned 0.97% versus the benchmark's 0.92%. The Fund closed fiscal 2003 with a 7-day current yield of 0.78% and a 7-day effective yield of 0.78%.

The continued record new issuance of short-term Treasury securities, along with growing evidence that the economy was gaining momentum, were the primary factors influencing the money markets in fiscal 2003. The large supply of Treasuries being issued to finance the increasing federal budget deficit wasn't problematic until the surging stock market began siphoning money from the money markets and reduced demand put pressure on short-term Treasuries prices. Agency issues also came under pressure following this summer's negative publicity regarding Freddie Mac and Fannie Mae's accounting practices.

After a dearth of commercial paper issuance we are now beginning to see high-quality issuers in the market place. This issuance has given us an opportunity to diversify from governments and pick up some incremental yield while maintaining our high credit quality standards. We want to stress to our shareholders that we consider diversification to be our first line of defense, and we do not concentrate in any one sector or industry.

With rates still hovering at 40-year lows, and with interest rates unlikely to fall significantly from here, we have chosen to reduce the weighted average maturity of the portfolio from 60.0 days at the end of fiscal 2002 to 52.7 days at the end of fiscal 2003. It is our opinion that as investor expectations normalize, rates may begin an upward march -- perhaps in the near future.

This is not an environment where one can be careless. As we have stated in past reports, our challenge is to deliver competitive returns with safety of principal as our most important objective. We will strive to continue along this path.

Sincerely,


                                /s/ Ted Giuliano

                            /s/ Catherine Waterworth

                                  TED GIULIANO
                                       AND
                              CATHERINE WATERWORTH
                              PORTFOLIO CO-MANAGERS


                               /s/ Cynthia Damian

                                /s/ Alyssa Juros

                                 CYNTHIA DAMIAN
                                       AND
                                  ALYSSA JUROS
                          PORTFOLIO ASSOCIATE MANAGERS

The composition, industries and holdings of the fund are subject to change. Investment return will fluctuate. Past performance is no guarantee of future results.

ENDNOTES

1. Neuberger Berman Management Inc. ("Management") has contractually undertaken to reimburse the fund so that total operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses of the fund are limited to 0.41% Of average daily net assets. This undertaking lasts until October 31, 2006. The Fund has contractually undertaken to reimburse Management for the excess expenses paid by Management, provided the reimbursements do not cause operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.41%, And the reimbursements are made within three years after the year that Management incurred the expense. If this reimbursement was not made, performance would be lower.

2. "Current yield" of a money market fund refers to the income generated by an investment in the Fund over a recent 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results.

3. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 Per share. The return on an investment in the Fund will fluctuate.

4. The Money Fund Report Taxable First Tier Institutional Average measures the performance of institutional money market mutual funds which invest in anything allowable, except Second Tier Commercial Paper. Investors cannot invest directly in the Average.

                                  APPENDIX B-2

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
       (FROM NEUBERGER BERMAN INSTITUTIONAL CASH FUND'S SEMI-ANNUAL REPORT
                      TO SHAREHOLDERS DATED APRIL 30, 2004)



                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

INSTITUTIONAL CASH FUND Portfolio Commentary
--------------------------------------------

          For the six months ended April 30, 2004, the Neuberger Berman Institutional Cash Fund returned 0.39% compared to the Money Fund Report Taxable First Tier Institutional Average's 0.36%.

          Through the first five months of this six-month reporting period, the money markets remained largely unchanged, with rates near 45-year lows and a relatively flat yield curve. Then on April 2, 2004, a surprisingly strong March jobs report was released and investors became convinced the Federal Reserve would begin hiking short-term interest rates this summer. The yield curve steepened immediately. At the beginning of fiscal 2004, the one-month LIBOR Rate (London InterBank Offered Rate) was 1.12% and the 12-month rate was 1.48% -- a narrow 36 basis point spread. This spread remained quite narrow through the end of March. By the end of April, the LIBOR spread had increased to 73 basis points as securities in the longer end of the money market maturity spectrum came under pressure.

          We entered fiscal 2004 defensively postured, with a weighted average maturity of 52.7 days. We made modest adjustments over the next five months, but the portfolio's average maturity remained in the lower half of our range. When the surprisingly strong March jobs report was released, we elected to remain defensive -- keeping the portfolio positioned at a point in the yield curve providing respectable yield and moderate interest rate risk.

          Increasing the allocation to corporate commercial paper and certificates of deposit, and substantially decreasing the allocation to Agency securities were the primary shifts in sector allocation during this reporting period. We reduced our exposure to Agencies because we feared that the ongoing negative publicity surrounding Freddie Mac and Fannie Mae could pressure other Agency securities. Since sector spreads were quite narrow, we were able make these allocation shifts without sacrificing credit quality or giving up yield.

          Going forward, we will likely remain defensively positioned, waiting to evaluate the impact any change in Federal Reserve monetary policy has on the money markets. When opportunities present themselves in the market, we will strive to be positioned to take advantage of them.

          Sincerely,

                                            /s/ Cynthia Damian
                   /s/ Ted Giuliano          /s/ Alyssa Juros
                     TED GIULIANO             CYNTHIA DAMIAN
                  PORTFOLIO MANAGER            ALYSSA JUROS
                                                 PORTFOLIO
                                            ASSOCIATE MANAGERS

          ----------------------------------------------------------------------

          PERFORMANCE HIGHLIGHTS
          NEUBERGER BERMAN INSTITUTIONAL CASH FUND (1)

                                                        INCEPTION DATE            FOR THE 7 DAYS ENDED 4/30/04
                                                                        CURRENT YIELD (2)  EFFECTIVE YIELD (2)
          TRUST CLASS                                       05/08/2000              0.75%                0.75%

          PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN ON AN INVESTMENT IN A MONEY MARKET FUND WILL FLUCTUATE. RESULTS ARE SHOWN ON A "TOTAL RETURN" BASIS AND INCLUDE REINVESTMENT OF ALL DIVIDENDS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END VISIT www.nb.com/performance.

          AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.





The composition, industries and holdings of the fund are subject to change. investment return will fluctuate. Past performance is no guarantee of future results.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

ENDNOTES
--------

          (1) Neuberger Berman Management Inc. ("Management") has contractually undertaken to reimburse Neuberger Berman Institutional Cash Fund and Neuberger Berman Strategic Income Fund so that total operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses of each Fund are limited to 0.41% and 0.85%, respectively, of average daily net assets. Each undertaking lasts until October 31, 2007. Each Fund has contractually undertaken to reimburse Management for the excess expenses paid by Management, provided the reimbursements do not cause operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed the above stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. For the six months ended April 30, 2004 there was no reimbursement of expenses by Management to Neuberger Berman Institutional Cash Fund. For Neuberger Berman Strategic Income Fund, if this reimbursement was not made, performance would be lower.

          (2) "Current yield" of a money market fund refers to the income generated by an investment in the Fund over a recent 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results.

          (3) An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. The return on an investment in the Fund will fluctuate.

GLOSSARY OF INDICES
-------------------

          THE MONEY FUND REPORT TAXABLE FIRST TIER  Measures the performance of institutional money market
                            INSTITUTIONAL AVERAGE:  mutual funds which invest in anything allowable, except
                                                    Second Tier Commercial Paper. Investors cannot invest
                                                    directly in the Average.

             LEHMAN BROTHERS U.S. AGGREGATE INDEX:  Represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S.
                                                    investment grade fixed rate bond market, with index
                                                    components for government and corporate securities,
                                                    mortgage pass-through securities, and asset-backed
                                                    securities.

Please note that the indices do not take into account any fees and expenses of investing in the individual securities that they track, and that investors cannot invest directly in any index or average. Data about the performance of each index are prepared or obtained by Management and includes reinvestment of all dividends and capital gain distributions. Each Fund may invest in many securities not included in its respective index.

--------------------------------------------------------------------------------


                    NEUBERGER BERMAN INSTITUTIONAL CASH FUND
                                  (TRUST CLASS)
          (A SERIES OF NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES)
                                605 Third Avenue
                               New York, NY 10158
                                 1-800-877-9700


          To acquire substantially all of the assets and liabilities of




                    NEUBERGER BERMAN INSTITUTIONAL CASH FUND
                                  (TRUST CLASS)
                   (A SERIES OF NEUBERGER BERMAN INCOME FUNDS)
                                605 Third Avenue
                               New York, NY 10158
                                 1-800-877-9700


                       STATEMENT OF ADDITIONAL INFORMATION

  (Special Meeting of Shareholders of Neuberger Berman Institutional Cash Fund)




         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus/Proxy Statement dated November __, 2004 for the Special Meeting of shareholders of the Neuberger Berman Institutional Cash Fund, Trust Class (the "Current Fund") to be held on December [21], 2004. Copies of the Prospectus/Proxy Statement may be obtained without charge by calling the Current Fund at 1-800-877-9700. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

         Further information about the Current Fund is contained in the Current Fund's Statement of Additional Information ("SAI") dated February 28, 2004, which is incorporated herein by reference with respect to Current Fund (so it is legally considered a part of this SAI). The audited financial statements and related independent public accountant's report for the Current Fund contained in the Annual Report for the fiscal year ended October 31, 2003, and the unaudited financial statements contained in the Current Fund's Semi-Annual Report for the period ended April 30, 2004, are also incorporated herein by reference. No other parts of the Annual Report or Semi-Annual Report are incorporated by reference herein.

         The date of this Statement of Additional Information is November __, 2004.

         The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the New Fund names in this SAI are either service marks or registered trademarks of NB Management. (C) 2004 Neuberger Berman Management Inc.

                                TABLE OF CONTENTS

                                                                           PAGE

GENERAL INFORMATION...........................................................1

INVESTMENT INFORMATION........................................................2

     INVESTMENT POLICIES AND LIMITATIONS......................................2

     ADDITIONAL INVESTMENT INFORMATION........................................5

CERTAIN RISK CONSIDERATIONS..................................................15

PERFORMANCE INFORMATION......................................................16

     Yield Calculations......................................................16

TRUSTEES AND OFFICERS........................................................16

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES............................29

     Investment Manager and Administrator....................................29

     Management and Administration Fees......................................30

     Waivers and Reimbursements..............................................30

     Sub-Adviser.............................................................31

     Board Consideration of the Management and Sub-Advisory Agreements.......32

     Investment Companies Managed............................................34

     Codes of Ethics.........................................................36

     Management and Control of NB Management and LBAM........................36

DISTRIBUTION ARRANGEMENTS....................................................37

ADDITIONAL PURCHASE INFORMATION..............................................38

     Share Prices and Net Asset Value........................................38

ADDITIONAL REDEMPTION INFORMATION............................................38

     Suspension of Redemptions...............................................38

     Redemptions in Kind.....................................................39

     Market Timing...........................................................39

DIVIDENDS AND OTHER DISTRIBUTIONS............................................39

ADDITIONAL TAX INFORMATION...................................................40

     Taxation of the New Fund................................................40

     Taxation of the Portfolio...............................................41

     Taxation of the New Fund's Shareholders.................................42

VALUATION OF PORTFOLIO SECURITIES............................................42

PORTFOLIO TRANSACTIONS.......................................................42

     Proxy Voting............................................................44

REPORTS TO SHAREHOLDERS......................................................45

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS...............................45

     The New Fund............................................................45

     The Portfolio...........................................................46

CERTAIN RISK CONSIDERATIONS..................................................48

CUSTODIAN AND TRANSFER AGENT.................................................48

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................48

LEGAL COUNSEL................................................................48

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................48

FINANCIAL STATEMENTS.........................................................49

APPENDIX A: RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER.................A-1

                               GENERAL INFORMATION

         The shareholders of the Current Fund are being asked to approve or disapprove an Agreement and Plan of Reorganization (the "Plan of Reorganization") between Neuberger Berman Income Funds (on behalf of the Current
Fund) and Neuberger Berman Liquidity Series (on behalf of the Neuberger Berman Institutional Cash Fund) ("Trust") and the transactions contemplated thereby. A form of the Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement. The Plan of Reorganization contemplates the transfer of the Current Fund's assets to, and the assumption of the Current Fund's liabilities by, the Neuberger Berman Institutional Cash Fund ("New Fund"), a newly created series of the Trust, in exchange for full and fractional shares of the New Fund (the "Reorganization"). The Trust Class shares of the New Fund shares received by the Current Fund will have an aggregate net asset value equal to the aggregate net asset value of the Trust Class shares of the Current Fund that are outstanding at the Closing Date (as defined in the Plan of Reorganization).

         Following the exchange, the Current Fund will make a liquidating distribution of the New Fund shares to its shareholders. Each shareholder owning shares of the Current Fund at the Closing Date will receive shares of the New Fund of equal value, plus the right to receive any unpaid dividends and distributions that were declared before the Closing Date on shares in the Current Fund. The Current Fund will then dissolve.

         The Special Meeting of Shareholders of the Current Fund to consider the Plan of Reorganization and the related transactions will be held at 605 Third Avenue, New York, New York, 10158 at [10:30 a.m.] Eastern Time. For further information about the transaction, see the Prospectus/Proxy Statement.

                             INVESTMENT INFORMATION

         The New Fund is a separate operating series of the Trust, a Delaware statutory business trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company. The New Fund invests all of its net investable assets in the Institutional Liquidity Portfolio, a series of Institutional Liquidity Trust ("Portfolio"). The New Fund seeks its investment objective by investing in the Portfolio, which has an investment objective identical to the New Fund. The Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of the New Fund. (The Trust and Institutional Liquidity Trust, which is an open-end management investment company, are together referred to below as the "Trusts.")

         The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the New Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of the New Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Trustees") without shareholder approval. The fundamental investment policies and limitations of the New Fund or Portfolio may not be changed without the approval of the lesser of:

         (1) 67% of the total units of beneficial interest ("shares") of the New Fund or Portfolio represented at a meeting at which more than 50% of the outstanding New Fund shares are represented, or

         (2) a majority of the outstanding shares of the New Fund or Portfolio.

          These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever the Fund is called upon to vote on a change in a fundamental investment policy or limitation of the Portfolio, the Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

INVESTMENT POLICIES AND LIMITATIONS
-----------------------------------

         The New Fund has the following fundamental investment policy, to enable it to invest in the Portfolio:

            Notwithstanding any other investment policy of the New Fund, the New Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the New Fund.

         All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of the New Fund are identical to those of the Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolio, it applies equally to the New Fund.

         The Portfolio determines the "issuer" of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act. Also, for purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificates of deposit ("CDs") are interpreted to include similar types of time deposits.

         Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Portfolio. If events subsequent to a transaction result in the Portfolio exceeding the percentage limitation on borrowing or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

         The following investment policies and limitations are fundamental and apply to the Portfolio:

            1. BORROWING. The Portfolio may not borrow money, except that it may
               (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 33-1/3% limitation. In addition to the foregoing, the Portfolio may borrow from any person for temporary purposes in an amount not exceeding 5% of the Portfolio's total assets at the time the loan is made.

            2. COMMODITIES.  The  Portfolio  may  not  purchase  commodities  or contracts thereon, but this restriction shall not prohibit the Portfolio from purchasing the securities of issuers that own interests in any of the foregoing.

            3. DIVERSIFICATION. The Portfolio may not with respect to 75% of the value of its total assets purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government and Agency Securities"), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, the Portfolio is subject to the diversification requirements under Rule 2a-7 of the 1940 Act.)

            4. INDUSTRY  CONCENTRATION.  The  Portfolio  may  not  purchase  any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that the Portfolio normally will invest more than 25% of its total assets in the obligations of issuers having their principal business activities in the financial services industries or repurchase agreements on such obligations. There is no investment limitation with respect to (i) U.S. Government Securities or its agencies and instrumentalities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii)
               tax-exempt securities issued by government or political subdivisions of governments.

            5. LENDING.  The  Portfolio  may not lend any  security  or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

            6. REAL ESTATE.  The  Portfolio  may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

            7. SENIOR SECURITIES. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

            8. UNDERWRITING.  The  Portfolio  may not  underwrite  securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

         Senior Securities: The SEC staff has asserted that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include repurchase agreements, short futures and options positions, forward contracts and when-issued securities. However, the Commission has taken the position that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the Commission will not raise senior securities issues under the 1940 Act.

          The following investment policies and limitations are non-fundamental and apply to the Portfolio:

            1. INVESTMENTS IN ANY ONE ISSUER. The Portfolio may not purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7 under the 1940

               Act) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.

            2. ILLIQUID SECURITIES.  The Portfolio may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

            3. BORROWING.  The  Portfolio  will not invest more than  33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, the Portfolio does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

            4. LENDING.  Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

            5. MARGIN TRANSACTIONS. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions.

ADDITIONAL INVESTMENT INFORMATION
---------------------------------

          The New Fund may make the following investments, among others, some of which are part of the New Fund's principal investment strategies and some of which are not. The principal risks of the New Fund's principal investment strategies are disclosed in the Prospectus. It may not buy all of the types of securities or use all of the investment techniques that are described.

         FINANCIAL SERVICES OBLIGATIONS. Obligations of issuers in the financial services industries include, but are not limited to, CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations and repurchase agreements on such obligations issued by domestic and foreign banks, savings institutions, consumer and industrial finance companies, issuers of asset-backed securities, securities brokerage companies and a variety of firms in the insurance field. Because the Portfolio normally will concentrate more than 25% of its total assets in the obligations of companies in the financial services industries, they will have greater exposure to the risks associated with those industries, such as adverse interest rate trends, increased credit defaults, potentially burdensome government regulation, the availability and cost of capital funds, and general economic conditions.

         CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions.

The CDs, time deposits, and bankers' acceptances in which the Portfolio invests typically are not covered by deposit insurance.

         POLICIES AND LIMITATIONS. The Portfolio normally will invest more than 25% of its respective total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

         LEVERAGE. The Portfolio may make investments while borrowings are outstanding. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in the Portfolio's NAVs. Although the principal of such borrowings will be fixed, the Portfolio's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for the Portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Portfolio will have to pay, that Portfolio's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Portfolio will be less than it would be if leverage were not used, and therefore the amount available for distribution to that Portfolio's shareholders as dividends will be reduced. Reverse repurchase agreements, securities lending transactions and when-issued transactions may create leverage.

         POLICIES AND LIMITATIONS. The Portfolio may borrow money from banks for temporary or emergency purposes or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may also borrow up to 5% of its total assets for temporary purposes, e.g., for the purpose of settling purchase and sale transactions; these temporary borrowings are not subject to the 33-1/3% limitation. However, as an operating policy, the Portfolio will not invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions in the aggregate.

         FIXED INCOME SECURITIES. Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Some debt securities in which the Portfolio may invest are also subject to the risk that the issuer might repay them early ("call risk").

         RATINGS OF FIXED INCOME SECURITIES

         As discussed in the Prospectus, the Portfolio may purchase securities rated by S&P, Moody's, or any other Nationally Recognized Statistical Rating Organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio mainly refers to ratings assigned by S&P, Moody's and Fitch, which are described in Appendix A. The Portfolio may also invest in unrated securities that are deemed comparable in quality by Lehman Brothers Asset Management ("LBAM") to the rated securities in which the Portfolio may permissibly invest.

         RATINGS DOWNGRADES. Subsequent to its purchase by the Portfolio, the rating of an issue of debt securities may be reduced so that the securities would no longer be eligible for purchase by the Portfolio. LBAM will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7 under the 1940 Act.

         DURATION AND MATURITY

         Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration a Portfolio will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influences of interest rates on prepayments and coupon flow.

         The Portfolio has a policy of investing in instruments with maturities of 397 days or less with the exception of variable rate U.S. Government securities, which will be limited to a final maturity of 762 days at the time of purchase. For purposes of complying with this policy, the Portfolio will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7 under the 1940 Act. Rule 2a-7 permits the Portfolio to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. The Portfolio is required to maintain a dollar-weighted average portfolio maturity of no more than 90 days.

         U.S. GOVERNMENT AGENCY SECURITIES. "U.S. Government Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States. "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Sallie Mae (formerly known as the "Student Loan Marketing Association"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a theoretical possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the Government and generally fluctuate inversely with changing interest rates.

         POLICIES AND LIMITATIONS. The Portfolio may invest 25% or more of its total assets in U.S. Government and Agency Securities.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless LBAM, acting pursuant to guidelines established by the Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for the Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolio may be subject to legal restrictions which could be costly to the Portfolio.

         POLICIES AND LIMITATIONS. The Portfolio may invest up to 10% of its net assets in illiquid securities.

         REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. LBAM monitors the creditworthiness of sellers.

         POLICIES AND LIMITATIONS. Repurchase agreements with a maturity or demand feature of more than seven days are considered to be illiquid securities; the Portfolio may not enter into a repurchase agreement with a maturity or put feature of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio may enter into a repurchase agreement only if
(1) the underlying securities are of the type (excluding maturity and duration limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

         SECURITIES LOANS. The Portfolio may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by LBAM, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed-upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. LBAM believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Portfolio can loan securities through a separate operating unit of Neuberger Berman or an affiliate of Neuberger Berman, acting as agent. The Portfolio also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order.

         POLICIES AND LIMITATIONS. In order to realize income, the Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by LBAM. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the New Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limitation. However, as an operating policy, the Portfolio does not currently intend to invest more than 20% of its total assets in securities lending transactions. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Trustees.

         RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio's illiquidity. LBAM, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

         Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

         POLICIES  AND  LIMITATIONS.   To  the  extent  restricted   securities,
including Rule 144A securities, are illiquid, purchases thereof will be subject to the Portfolio's 10% limit on investments in illiquid securities.

         WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions involve a commitment by the Portfolio to purchase securities that will be issued at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

         When-issued and delayed delivery transactions enable the Portfolio to "lock in" what LBAM believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, the Portfolio might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, the Portfolio may lose the opportunity to obtain a favorable price.

         The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of the Portfolio's NAV starting on the date of the agreement to purchase the securities. Because the Portfolio has not yet paid for the securities, this produces an effect similar to leverage. The Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

         POLICIES AND LIMITATIONS. The Portfolio will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it has been entered into. The Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. Commitments will not exceed 90 days. The Portfolio may realize capital gains or losses in connection with these transactions.

         When the Portfolio purchases securities on a when-issued or delayed delivery basis, the Portfolio will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. This procedure is designed to ensure that the Portfolio maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.

         COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. The Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, LBAM may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

         POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to the Portfolio's 10% limit on investments in illiquid securities.

         REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in the Portfolio's and the Fund's net asset values ("NAVs") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio. LBAM monitors the creditworthiness of counterparties to reverse repurchase agreements.

         The Portfolio's investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. The Portfolio generally will enter into a reverse repurchase agreement only if the adviser anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances, the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where the Portfolio receives a large-scale redemption near the close of regular trading on the New York Stock Exchange ("NYSE").

         POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. The Portfolio may invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation. As an operating policy, the Portfolio does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit. While a reverse repurchase agreement is outstanding, the Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement.

         BANKING AND SAVINGS INSTITUTION SECURITIES. These include CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which the Portfolio invests typically are not covered by deposit insurance.

         A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

         Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

         VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

         POLICIES AND LIMITATIONS. The Portfolio may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7 under the 1940 Act.

         For purposes of determining its dollar-weighted average maturity, the Portfolio calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act. In calculating its dollar-weighted average maturity and duration, the Portfolio is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, LBAM considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

         FUNDING AGREEMENTS. The Portfolio may invest in funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protections under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

         POLICIES AND LIMITATIONS. Funding Agreements are generally regarded as illiquid. Thus, the Portfolio may not invest in such Funding Agreements if, as a result, more than 10% of the value of its net assets would then be invested in illiquid securities.

         EXTENDIBLE COMMERCIAL NOTES ("ECNs"). The Portfolio may invest in ECNs. ECNs are short-term (90 days or less) securities that automatically extend to a 390-day maximum maturity if the issuer does not redeem the ECNs on the Initial Redemption Date (the equivalent of a commercial paper maturity). The extension feature substitutes for bank back-up. Investors receive a premium for giving the issuer the option to extend the maturity. However, investors receive a sizable additional premium if the maturity is extended. ECNs carry the same credit rating(s) as the issuer's commercial paper.

         LOAN PARTICIPATIONS. The Portfolio may invest in loan participations, which represent a participation in a corporate loan of a commercial bank. Such loans must be to corporations in whose obligations the Portfolios may invest. Since the issuing bank does not guarantee the participations in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. It may be necessary under the terms of the loan participation for the Portfolio to assert through the issuing bank such rights as may exist against the corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due. In such circumstances, the Portfolio may be subject to delays, expenses and risks that are greater than if the Portfolio had purchased a direct obligation (such as commercial paper) of such borrower. Further, under the terms of the loan participation, the Portfolio may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Portfolio may also be subject to the risk that the issuing bank may become insolvent. The secondary market for loan participations is extremely limited, and therefore loan participations purchased by the Portfolio are generally regarded as illiquid.

         MONEY MARKET FUNDS. The Portfolio may invest up to 10% of its total assets in the securities of other money market funds. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause the Portfolio to bear proportionately the costs incurred by the other investment companies' operations. At the same time, the Portfolio will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

         POLICIES AND LIMITATIONS. For cash management purposes, the Portfolio may invest up to 25% of its assets in a money market fund managed by NB Management or its affiliates, pursuant to an SEC exemptive order. Otherwise, the Portfolio's investment in securities of other investment companies is limited to
(i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii)
10% of the Portfolio's total assets in all investment companies in the aggregate.

         ASSET-BACKED SECURITIES. Asset-Backed Securities. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which the Portfolio may invest are subject to the Portfolio's overall credit requirements. Asset-backed securities in general, however, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt, thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

         U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES. These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad, and it may be especially difficult to sue a foreign government in the courts of that country.

         POLICIES  AND  LIMITATIONS.   These  investments  are  subject  to  the
Portfolio's quality, maturity, and duration standards.

         MUNICIPAL OBLIGATIONS. Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax.

         Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

         The value of municipal obligations is dependent on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of the Portfolio's investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

         Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are under way that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

         POLICIES AND LIMITATIONS. The Portfolio may invest in municipal obligations that otherwise meet its criteria for quality and maturity.

         TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Portfolio service providers and the Portfolio's operations.

          CALL RISK. Some debt securities in which the Portfolio may invest are also subject to the risk that the issuer might repay them early ("call risk"). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, a fund holding a callable security may not enjoy the increase in the security's market price that usually accompanies a decline in rates. Furthermore, the New Fund would have to reinvest the proceeds from the called security at the current, lower rates.

                           CERTAIN RISK CONSIDERATIONS

         The New Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio (other than the New Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the New Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         [Although the Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that the Portfolio will achieve its investment objective. The Portfolio's ability to achieve its investment objective is dependent on the continuing ability of the issuers of municipal obligations in which the Portfolio invests (and, in certain circumstances, of banks issuing letters of credit or insurers issuing insurance backing those obligations) to pay interest and principal when due.]

                             PERFORMANCE INFORMATION

         The yield and total return of the New Fund will vary and an investment in the New Fund, when redeemed, may be worth more or less. At the date of this SAI, the New Fund is new and has no performance history. The New Fund will adopt the performance history of the Current Fund if, and when, the Reorganization has been approved by the Current Fund shareholders and the assets of the Current Fund have been transferred to the New Fund.

YIELD CALCULATIONS

         The New Fund may advertise its "current yield" and "effective yield" in the financial press and other publications. The New Fund's CURRENT YIELD is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

         The EFFECTIVE YIELD of the New Fund is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

            Effective Yield = [(Base Period Return + 1)^(365/7)] - 1.

         For the seven calendar days ended October 31, 2003, the current yield of the Current Fund was 0.78%. For the same period, the effective yields were 0.78%.

                              TRUSTEES AND OFFICERS

         The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds and, as applicable, their corresponding portfolios administered or managed by [NB Management, LBAM and Neuberger Berman].

INFORMATION ABOUT THE BOARD OF TRUSTEES

--------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                             PORTFOLIOS IN
                        POSITION AND                                         FUND COMPLEX     OTHER DIRECTORSHIPS
NAME, AGE, AND         LENGTH OF TIME                                         OVERSEEN BY      HELD OUTSIDE FUND
ADDRESS (1)               SERVED (2)        PRINCIPAL OCCUPATION(S) (3)         TRUSTEE        COMPLEX BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------
John Cannon (74)           Trustee       Consultant. Formerly, Chairman            37         Independent Trustee
                            since        and Chief Investment Officer,                        or Director of three
                             1994        CDC Investment Advisors                              series of
                                         (registered investment adviser)                      Oppenheimer Funds:
                                         (1993-January 1999); formerly,                       Limited Term New
                                         President and Chief Executive                        York Municipal Fund,
                                         Officer, AMA Investment                              Rochester Fund
                                         Advisors, an affiliate of the                        Municipals, and
                                         American Medical Association.                        Oppenheimer
                                                                                              Convertible
                                                                                              Securities Fund
                                                                                              since 1992.
--------------------------------------------------------------------------------------------------------------------
Faith Colish (68)          Trustee       Counsel, Carter Ledyard &                 37         Director, American
                            since        Milburn LLP (law firm) since                         Bar Retirement
                             2000        October 2002; formerly, Attorney                     Association (ABRA)
                                         at Law and President, Faith                          since 1997
                                         Colish, A Professional                               (not-for-profit
                                         Corporation; 1980 to 2002.                           membership
                                                                                              association).
--------------------------------------------------------------------------------------------------------------------
Walter G. Ehlers (70)      Trustee       Consultant; Retired President             37         None.
                            since        and Trustee, Teachers Insurance
                             2000        & Annuity (TIAA) and College
                                         Retirement Equities Fund (CREF).
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                             PORTFOLIOS IN
                        POSITION AND                                         FUND COMPLEX     OTHER DIRECTORSHIPS
NAME, AGE, AND         LENGTH OF TIME                                         OVERSEEN BY      HELD OUTSIDE FUND
ADDRESS (1)               SERVED (2)        PRINCIPAL OCCUPATION(S) (3)         TRUSTEE        COMPLEX BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (66)        Trustee       Consultant, C.A. Harvey                   37         Formerly, Member,
                            since        Associates since June 2001;                          Individual Investors
                             2000        formerly, Director, AARP, 1978                       Advisory Committee
                                         to December 2001.                                    to the New York
                                                                                              Stock Exchange Board
                                                                                              of Directors, 1998 to
                                                                                              June 2002; President,
                                                                                              Board of Associates
                                                                                              to The National
                                                                                              Rehabilitation
                                                                                              Hospital's Board of
                                                                                              Directors since 2002;
                                                                                              Member, American
                                                                                              Savings Education
                                                                                              Council's Policy
                                                                                              Board (ASEC),
                                                                                              1998-2000; Member,
                                                                                              Executive Committee,
                                                                                              Crime Prevention
                                                                                              Coalition of America,
                                                                                              1997-2000.
--------------------------------------------------------------------------------------------------------------------
Barry Hirsch (70)          Trustee       Attorney-at-Law. Formerly,                37         None.
                            since        Senior Counsel, Loews
                             1993        Corporation (diversified
                                         financial corporation) May
                                         2002 until April 2003;
                                         formerly, Senior Vice
                                         President, Secretary and
                                         General Counsel, Loews
                                         Corporation.
--------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (76)      Trustee       Marcus Nadler Professor Emeritus          37         Director, DEL
                            since        of Finance and Economics, New                        Laboratories, Inc.
                             1993        York University Stern School of                      (cosmetics and
                                         Business.                                            pharmaceuticals)
                                                                                              since 1978;
                                                                                              Director, The Caring
                                                                                              Community (not-for
                                                                                              profit).
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                             PORTFOLIOS IN
                        POSITION AND                                         FUND COMPLEX     OTHER DIRECTORSHIPS
NAME, AGE, AND         LENGTH OF TIME                                         OVERSEEN BY      HELD OUTSIDE FUND
ADDRESS (1)               SERVED (2)        PRINCIPAL OCCUPATION(S) (3)         TRUSTEE        COMPLEX BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (67)      Trustee       Retired. Formerly, Vice                   37         Director,
                            since        President and Special Counsel,                       WHX Corporation
                             2000        WHX Corporation (holding                             (holding company)
                                         company) 1993-2001.                                  since August 2002;
                                                                                              Director,
                                                                                              Webfinancial
                                                                                              Corporation (holding
                                                                                              company) since
                                                                                              December 2002;
                                                                                              Director, State
                                                                                              Theatre of New Jersey
                                                                                              (not-for-profit
                                                                                              theater) since 2000;
                                                                                              formerly, Director,
                                                                                              Kevlin Corporation
                                                                                              (manufacturer of
                                                                                              microwave and other
                                                                                              products).
--------------------------------------------------------------------------------------------------------------------
William E. Rulon (71)      Trustee       Retired. Senior Vice President,           37         Director, Pro-Kids
                            since        Foodmaker, Inc. (operator and                        Golf and Learning
                             1993        franchiser of restaurants) until                     Academy (teach golf
                                         January 1997.                                        and computer usage
                                                                                              to "at risk"
                                                                                              children) since
                                                                                              1998; formerly,
                                                                                              Director, Prandium,
                                                                                              Inc. (restaurants)
                                                                                              from March 2001
                                                                                              until July 2002.
--------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (72)     Trustee       Founding General Partner, Oxford          37         Director, Capital
                            since        Partners and Oxford Bioscience                       Cash Management
                             2000        Partners (venture capital                            Trust (money market
                                         partnerships) and President,                         fund), Narragansett
                                         Oxford Venture Corporation.                          Insured Tax-Free
                                                                                              Income Fund, Rocky
                                                                                              Mountain Equity Fund,
                                                                                              Prime Cash Fund,
                                                                                              several private
                                                                                              companies and
                                                                                              QuadraMed Corporation
                                                                                              (NASDAQ).
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                             PORTFOLIOS IN
                        POSITION AND                                         FUND COMPLEX     OTHER DIRECTORSHIPS
NAME, AGE, AND         LENGTH OF TIME                                         OVERSEEN BY      HELD OUTSIDE FUND
ADDRESS (1)               SERVED (2)        PRINCIPAL OCCUPATION(S) (3)         TRUSTEE        COMPLEX BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (54)       Trustee       General Partner, Seip                     37         Director, H&R Block,
                            since        Investments LP (a private                            Inc. (financial
                             2000        investment partnership);                             services company)
                                         formerly, President and CEO,                         since May 2001;
                                         Westaff, Inc. (temporary                             Director, Forward
                                         staffing) May 2001 to January                        Management, Inc.
                                         2002; Senior Executive at the                        (asset management)
                                         Charles Schwab Corporation from                      since 2001;
                                         1983 to 1999; including Chief                        formerly, Director,
                                         Executive Officer, Charles                           General Magic (voice
                                         Schwab Investment Management,                        recognition
                                         Inc. and Trustee, Schwab Family                      software) November
                                         of Funds and Schwab Investments                      2001 until 2002;
                                         from 1997 to 1998; and Executive                     Director, E-Finance
                                         Vice President-Retail Brokerage,                     Corporation (credit
                                         Charles Schwab Investment                            decisioning
                                         Management from 1994 to 1997.                        services) 1999-2003;
                                                                                              Director,
                                                                                              Save-Daily.com (micro
                                                                                              investing services)
                                                                                              1999-2003; Director,
                                                                                              Offroad Capital Inc.
                                                                                              (pre-public internet
                                                                                              commerce company).
--------------------------------------------------------------------------------------------------------------------
Candace L. Straight        Trustee       Private investor and consultant           37         Director, The
(56)                        since        specializing in the insurance                        Proformance
                             1993        industry; formerly, Advisory                         Insurance Company
                                         Director, Securitas Capital LLC                      (personal lines
                                         (a global private equity                             property and
                                         investment firm dedicated to                         casualty insurance
                                         making investments in the                            company) since March
                                         insurance sector) 1998 until                         2004; Director,
                                         December 2002.                                       Providence
                                                                                              Washington (property
                                                                                              and casualty
                                                                                              insurance company)
                                                                                              since December 1998;
                                                                                              Director, Summit
                                                                                              Global Partners
                                                                                              (insurance brokerage
                                                                                              firm) since October
                                                                                              2000.

--------------------------------------------------------------------------------------------------------------------
                                                        20

--------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                             PORTFOLIOS IN
                        POSITION AND                                         FUND COMPLEX     OTHER DIRECTORSHIPS
NAME, AGE, AND         LENGTH OF TIME                                         OVERSEEN BY      HELD OUTSIDE FUND
ADDRESS (1)               SERVED (2)        PRINCIPAL OCCUPATION(S) (3)         TRUSTEE        COMPLEX BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (59)        Trustee       Regional Manager for Atlanta              37         None.
                            since        Region, Ford Motor Credit
                             2000        Company since August, 1997;
                                         formerly, President, Ford Life
                                         Insurance Company, April 1995
                                         until August 1997.
--------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERSTED PERSONS"
--------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien*         Trustee       Formerly, Member, Investment              37         Director, Legg
(75)                        since        Policy Committee, Edward Jones,                      Mason, Inc.
                             2000        1993-2001; President, Securities                     (financial services
                                         Industry Association ("SIA")                         holding company)
                                         (securities industry's                               since 1993;
                                         representative in government                         formerly, Director,
                                         relations and regulatory matters                     Boston Financial
                                         at the federal and state levels)                     Group (real estate
                                         from 1974-1992; Adviser to SIA,                      and tax shelters)
                                         November 1992-November 1993.                         1993-1999.
--------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (63)    President and    Executive Vice President and              37         Director, Dale
                           Trustee       Chief Investment Officer of                          Carnegie and
                            since        Neuberger Berman Inc. (holding                       Associates, Inc.
                        December 2002    company) since 2002 and 2003,                        (private company)
                                         respectively; Executive Vice                         since 1998;
                                         President and Chief Investment                       Director, Emagin
                                         Officer, Neuberger Berman since                      Corp. (public
                                         December 2002 and 2003,                              company) since 1997;
                                         respectively; Director and                           Director, Solbright
                                         Chairman, NB Management since                        Inc. (private
                                         December 2002; formerly,                             company) since 1998;
                                         Executive Vice President,                            Director, Infogate
                                         Citigroup Investments Inc., from                     Corp. (private
                                         September 1995 to February 2002;                     company) since 1997.
                                         Executive Vice President,
                                         Citigroup Inc. from September
                                         1995 to February 2002.
--------------------------------------------------------------------------------------------------------------------

                                                        21

--------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                             PORTFOLIOS IN
                        POSITION AND                                         FUND COMPLEX     OTHER DIRECTORSHIPS
NAME, AGE, AND         LENGTH OF TIME                                         OVERSEEN BY      HELD OUTSIDE FUND
ADDRESS (1)               SERVED (2)        PRINCIPAL OCCUPATION(S) (3)         TRUSTEE        COMPLEX BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (44) Chairman of the   Executive Vice President,                 37         Director and Vice
                         Board, Chief    Neuberger Berman Inc. (holding                       President,
                          Executive      company) since 1999; Head of                         Neuberger & Berman
                         Officer and     Neuberger Berman Inc.'s Mutual                       Agency Inc. since
                           Trustee       Funds and Institutional Business                     2000; formerly,
                         since 2000      since 1999; President and                            Director, Neuberger
                                         Director, NB Management since                        Berman Inc. (holding
                                         1999; Executive Vice President,                      company) from October
                                         Neuberger Berman since 1999;                         1999 through March
                                         formerly, Principal, Neuberger                       2003.
                                         Berman from 1997 until 1999; Senior
                                         Vice President, NB Management from
                                         1996 until 1999.
--------------------------------------------------------------------------------------------------------------------

(1)      The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)      Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3)      Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

*        Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr.
         Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the New Fund and other funds for which NB
         Management serves as investment manager.

Information about the Officers of the Trust
-------------------------------------------

                                              Position and Length of
Name, Age, and Address (1)                        Time Served (2)                      Principal Occupation(s) (3)
--------------------------                    ----------------------                   ---------------------------
Claudia A. Brandon (47)                         Secretary since 1985          Vice President-Mutual Fund Board Relations,
                                                                              NB Management since 2000; Vice President,
                                                                              Neuberger Berman since 2002 and employee
                                                                              since 1999; Vice President, NB Management
                                                                              from 1986 to 1999; Secretary, eleven
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator (three since 2000, four since
                                                                              2002, three since 2003 and one since 2004).

Robert Conti (47)                            Vice President since 2000        Senior Vice President, Neuberger Berman
                                                                              since 2003; Vice President, Neuberger Berman
                                                                              from 1999 until 2003; Senior Vice President,
                                                                              NB Management since 2000; Controller, NB
                                                                              Management until 1996; Treasurer, NB
                                                                              Management from 1996 until 1999; Vice
                                                                              President, eleven registered investment
                                                                              companies for which NB Management acts as
                                                                              investment manager and administrator (three
                                                                              since 2000, four since 2002, three since
                                                                              2003 and one since 2004).

Brian J. Gaffney (50)                        Vice President since 2000        Managing Director, Neuberger Berman since
                                                                              1999; Senior Vice President, NB Management
                                                                              since 2000; Vice President, NB Management
                                                                              from 1997 until 1999; Vice President, eleven
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator (three since 2000, four since
                                                                              2002, three since 2003 and one since 2004).

Sheila R. James (38)                       Assistant Secretary since 2002     Employee, Neuberger Berman since 1999;
                                                                              Employee, NB Management from 1991 to 1999;
                                                                              Assistant Secretary, eleven registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and administrator
                                                                              (seven since 2002, three since 2003 and one
                                                                              since 2004).

Kevin Lyons (48)                           Assistant Secretary since 2003     Employee, Neuberger Berman since 1999;
                                                                              Employee, NB Management from 1993 to 1999;
                                                                              Assistant Secretary, eleven registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and administrator
                                                                              (ten since 2003 and one since 2004).

                                                        23

                                              Position and Length of
Name, Age, and Address (1)                        Time Served (2)                      Principal Occupation(s) (3)
--------------------------                    ----------------------                   ---------------------------

John M. McGovern (34)                      Assistant Treasurer since 2002     Vice President, Neuberger Berman since 2004;
                                                                              Employee, NB Management since 1993;
                                                                              Assistant Treasurer, eleven registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and administrator
                                                                              (seven since 2002, three since 2003 and one
                                                                              since 2004).

Barbara Muinos (45)                      Treasurer and Principal Financial    Vice President, Neuberger Berman since 1999;
                                         and Accounting Officer since 2002;   Assistant Vice President, NB Management from
                                         prior thereto Assistant Treasurer    1993 to 1999; Treasurer and Principal
                                                     since 1996               Financial and Accounting Officer, eleven
                                                                              registered investment companies for which NB
                                                                              Management acts and investment manager and
                                                                              administrator (seven since 2002, three since
                                                                              2003 and one since 2004); Assistant
                                                                              Treasurer, three registered investment
                                                                              companies for which NB Management acts as
                                                                              investment manager and administrator from
                                                                              1996 until 2002.

Frederic B. Soule (57)                       Vice President since 2000        Senior Vice President, Neuberger Berman
                                                                              since 2003; Vice President, Neuberger Berman
                                                                              from 1999 until 2003; Vice President, NB
                                                                              Management from 1995 until 1999; Vice
                                                                              President, eleven registered investment
                                                                              companies for which NB Management acts as
                                                                              investment manager and administrator (three
                                                                              since 2000, four since 2002, three since
                                                                              2003 and one since 2004).
____________________

(1)      The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)      Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3)      Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees
---------------------

         The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of the New Fund and reviews and approves the New Fund's advisory and sub-advisory contracts and other principal contracts. It is the New Fund's policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the New Fund's management. The standing committees of the Board of Trustees are described below.

         AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the New Fund's accounting and financial reporting processes, its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the New Fund's financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the New Fund's compliance with legal and regulatory requirements that relate to the New Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the New Fund's independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the New Fund's independent auditors; and (e) to act as a liaison between the New Fund's independent auditors and the full Board. Its members are John Cannon, Walter G. Ehlers, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2003, the Committee met three times.

         CODE OF ETHICS COMMITTEE. The Code of Ethics Committee oversees the administration of the Trust's Code of Ethics, which restricts the personal securities transactions of employees, officers, and trustees. Its members are Faith Colish, C. Anne Harvey, Robert A. Kavesh (Chairman), Howard A. Mileaf and Edward I. O'Brien. All members are, except for Mr. O'Brien, Independent Fund Trustees. During the fiscal year ended October 31, 2003, the Committee met two times. The entire Board received required quarterly reports on the administration of the Code of Ethics and the required annual certifications from the Trust, LBAM and NB Management.

         CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for review and oversight of the Trust's principal contractual arrangements. Its members are Faith Colish (Chairwoman), Barry Hirsch, Howard A. Mileaf, William
E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2003, the Committee did not hold any meetings.

         EXECUTIVE COMMITTEE. The Executive Committee has all the powers of the Board of Trustees when the Board of Trustees is not in session. Its members are John Cannon, Edward I. O'Brien, Jack L. Rivkin, William E. Rulon, Cornelius T. Ryan and Peter E. Sundman (Chairman). All members except for Mr. O'Brien, Mr. Rivkin and Mr. Sundman are Independent Fund Trustees. During the fiscal year ended October 31, 2003, the Committee did not hold any meetings.

         NOMINATING COMMITTEE. The Nominating Committee is responsible for nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, and as officers of the Trust. Its members are C. Anne Harvey, Barry Hirsch, Robert A. Kavesh, Howard A. Mileaf (Chairman), and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Institutional Liquidity Series, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended October 31, 2003, the Committee met four times.

         PORTFOLIO TRANSACTIONS COMMITTEE. The Portfolio Transactions Committee from time to time reviews, among other things, quality of execution of portfolio trades, actual and potential uses of portfolio brokerage commissions, agency cross-transactions, information relating to the commissions charged by Neuberger Berman and Lehman Brothers Inc. ("Lehman Brothers") to the New Fund, and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability, reports prepared by third party consultants regarding the execution of the New Fund's trades and the consideration given to alternative trading systems. Its members are Faith Colish, Walter G. Ehlers, C. Anne Harvey, Cornelius T. Ryan, Candace L. Straight (Chairwoman) and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2003, the Committee met two times.

         PRICING COMMITTEE. The Pricing Committee oversees the procedures for pricing the New Fund's portfolio securities, and from time to time may be called upon to establish or ratify the fair value of portfolio securities for which market prices are not readily available. Its members are John Cannon, Edward I. O'Brien, Jack L. Rivkin, William E. Rulon, and Tom D. Seip (Chairman). All members except for Mr. O'Brien and Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended October 31, 2003, the Committee did not hold any meetings.

         The Trust's Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

         The following table sets forth information concerning the compensation of the New Fund Trustees. The Trust does not have any retirement plan for the New Fund Trustees.

                              TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 10/31/03


                                                                                 Total Compensation from
                                              Aggregate Compensation           Investment Companies in the
Name and Position with the Trust                  from the Trust              Neuberger Berman Fund Complex
--------------------------------                  --------------              -----------------------------
INDEPENDENT TRUSTEES

John Cannon                                          $14,915                              $70,000
Trustee

Faith Colish                                         $14,915                              $70,000
Trustee


                                                       26

                                                                                 Total Compensation from
                                              Aggregate Compensation           Investment Companies in the
Name and Position with the Trust                  from the Trust              Neuberger Berman Fund Complex
--------------------------------                  --------------              -----------------------------
Walter G. Ehlers                                     $14,915                              $70,000
Trustee

C. Anne Harvey                                       $14,915                              $70,000
Trustee

Barry Hirsch                                         $14,915                              $70,000
Trustee

Robert A. Kavesh                                     $14,915                              $70,000
Trustee

Howard A. Mileaf                                     $14,915                              $70,000
Trustee

William E. Rulon                                     $14,915                              $70,000
Trustee

Cornelius T. Ryan                                    $14,915                              $70,000
Trustee

Tom Decker Seip                                      $13,248                              $62,500
Trustee
Candace L. Straight                                  $14,915                              $70,000
Trustee
Peter P. Trapp                                       $13,248                              $62,500
Trustee

TRUSTEES WHO ARE "INTERESTED PERSONS"

Edward I. O'Brien                                    $14,915                              $70,000
Trustee

Jack L. Rivkin                                          $0                                  $0
President and Trustee

Peter E. Sundman                                        $0                                  $0
Chairman of the Board, Chief Executive
Officer and Trustee


         On _________, 2004, the New Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of the New Fund.

Ownership of Securities
-----------------------

         Set forth below is the dollar range of securities owned by each Trustee in the Current Fund as of December 31, 2003.

--------------------------------------
                         Institutional
                         Cash
--------------------------------------
John Cannon                   A
--------------------------------------
Faith Colish                  A
--------------------------------------
Walter G. Ehlers              A
--------------------------------------
C. Anne Harvey A
--------------------------------------
Barry Hirsch                  A
--------------------------------------
Robert A. Kavesh              A
--------------------------------------
Howard A. Mileaf              B
--------------------------------------
William E. Rulon              C
--------------------------------------
Cornelius T. Ryan             A
--------------------------------------
Tom Decker Seip               A
--------------------------------------
Candace L. Straight           A
--------------------------------------
Peter P. Trapp                A
--------------------------------------
Edward I. O'Brien             A
--------------------------------------
Jack L. Rivkin A
--------------------------------------
Peter E. Sundman               A
--------------------------------------

A = None  B = $1-$10,000  C = $10,000-$50,000        D = $50,000-$100,000  E = over $100,000
-----------------------------------------------------------------------------------------------------------------------
                                         AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT
NAME OF TRUSTEE                          COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES*
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
John Cannon                                                                                                       None
-----------------------------------------------------------------------------------------------------------------------
Faith Colish                                                                                             Over $100,000
-----------------------------------------------------------------------------------------------------------------------
Walter G. Ehlers                                                                                                  None
-----------------------------------------------------------------------------------------------------------------------
C. Anne Harvey                                                                                        $50,001-$100,000
-----------------------------------------------------------------------------------------------------------------------
Barry Hirsch                                                                                                      None
-----------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh                                                                                       $10,001-$50,000
-----------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf                                                                                         Over $100,000
-----------------------------------------------------------------------------------------------------------------------
William E. Rulon                                                                                      $50,001-$100,000
-----------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan                                                                                     $50,001-$100,000
-----------------------------------------------------------------------------------------------------------------------
Tom Decker Seip                                                                                             $1-$10,000
----------------------------------------------------------------------------------------------------------------------
Candace L. Straight                                                                                      Over $100,000
-----------------------------------------------------------------------------------------------------------------------
Peter P. Trapp                                                                                       $10,001 - $50,000
-----------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
-----------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien                                                                                        Over $100,000
-----------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin                                                                                              $1-$10,000
-----------------------------------------------------------------------------------------------------------------------
Peter E. Sundman                                                                                         Over $100,000
-----------------------------------------------------------------------------------------------------------------------
* Valuation as of December 31, 2003.

Independent Trustees Ownership of Securities
--------------------------------------------

         No Independent Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.


                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR

         Because all of the New Fund's net investable assets are invested in the Portfolio, the New Fund does not need an investment manager. NB Management serves as the Portfolio's investment manager pursuant to a management agreement with Institutional Liquidity Trust, on behalf of the Portfolio, dated as of ________, 2004 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in all the Portfolio on ______, 2004.

         Under the Management Agreement, NB Management provides to the Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Institutional Liquidity Trust who are officers, directors, or employees of NB Management. Two persons who are directors and officers and two persons who are officers of NB Management (three of whom are officers of Neuberger Berman) presently serve as trustees and/or officers of the Trusts. See "Trustees and Officers." The Portfolio pays NB Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.

         NB Management provides similar facilities, services, and personnel to the New Fund pursuant to an administration agreement with the Trust, dated _____, 2004 ("Administration Agreement"). For such administrative services, the New Fund pays NB Management a fee based on the New Fund's average daily net assets, as described in the Prospectus.

         Under the Administration Agreement, NB Management also provides to the New Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the New Fund's shareholder servicing agent. NB Management provides the direct shareholder services specified in the Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of the New Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement. From time to time, NB Management or the New Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

         From time to time, NB Management or the New Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

MANAGEMENT AND ADMINISTRATION FEES

         For investment management services, the New Fund pays NB Management a fee at the annual rate of 10% of average daily net assets.

         NB Management provides administrative services to the New Fund that include furnishing facilities and personnel for the New Fund and performing accounting, recordkeeping, and other services. For such administrative services, the Trust class of the New Fund pays NB Management at the annual rate of 0.15% of that Fund class's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With the New Fund's consent, NB Management may subcontract to third parties some of its responsibilities to that Fund under the Administration Agreement and may compensate broker-dealers, banks, third-party administrators and other institutions that provide such services.

WAIVERS AND REIMBURSEMENTS

         NB Management has contractually undertaken to reimburse the Trust Class of the New Fund so that the total operating expenses of the Trust Class (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) are limited to 0.41% of average daily net assets. This undertaking lasts until October 31, 2007. The Trust Class of the New Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.41% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

         NB Management has voluntarily agreed to waive its fee under the Management Agreement in the amount of 0.02% of the New Fund's average net assets through [December 31, 2005]. As a result of this waiver, the Management Agreement fee will be 0.08% and the total annual operating expenses of the New Fund are expected to be limited to 0.26% of its average net assets.

          Prior to February 11, 2002, NB Management had voluntarily undertaken to reimburse the Trust Class of the Current Fund for its total operating expenses that exceeded, in the aggregate, 0.41% of average daily net assets.

          For the fiscal years ended October 31, 2003, 2002, and 2001, NB Management reimbursed the Trust Class of the Current Fund the following amounts of expenses:

Trust Class                 2003                  2002                  2001
-----------

INSTITUTIONAL CASH           $0                    $0                    $0

         The Management Agreement continues with respect to the Portfolio for a period of two years after the date the Portfolio becomes subject thereto. The Management Agreement is renewable thereafter from year to year with respect to the Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of NB Management or the Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and
(2) by the vote of a majority of the New Fund Trustees or by a 1940 Act majority vote of the outstanding interests in that Fund. The Administration Agreement continues with respect to the New Fund for a period of two years after the date the New Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to the New Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the New Fund Trustees who are not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the New Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

         The Management Agreement is terminable, without penalty, with respect to the New Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to the New Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

SUB-ADVISER

         NB Management retains LBAM, [address], as sub-adviser with respect to the Portfolio pursuant to a sub-advisory agreement dated _________ __, 2004 ("Sub-Advisory Agreement").

         The Sub-Advisory Agreement provides in substance that LBAM will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Sub-Advisory Agreement permits LBAM to effect securities transactions on behalf of the Portfolio through associated persons of LBAM. The Sub-Advisory Agreement also specifically permits LBAM to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, although LBAM has no current plans to pay a material amount of such compensation.

         The Sub-Advisory Agreement continues with respect to the Portfolio for a period of two years after the date the Portfolio becomes subject thereto, and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the New Fund by Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by LBAM on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to the New Fund if it is assigned or if the Management Agreement terminates with respect to that Fund.

BOARD CONSIDERATION OF THE MANAGEMENT AND SUB-ADVISORY AGREEMENTS

         In evaluating the Management and Sub-Advisory Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by NB Management and LBAM and met with senior representatives of NB Management and LBAM regarding their personnel, operations and financial condition. The Independent Fund Trustees were advised by independent legal counsel throughout this process.

         Prior to the date of this SAI, the predecessor to the New Fund ("Old Fund") operated in a multiple-class, rather than a master-feeder structure. The Old Fund transferred substantially all of its assets to the New Fund on or prior to the date of this SAI (the "Transaction"). The New Fund has a substantially identical investment program and a Management Agreement with NB Management substantially identical to the Old Fund's management agreement. NB Management did not have a Sub-Advisory Agreement with LBAM with respect to the Old Fund. (See "Organization, Capitalization and other Matters" below for more information regarding the master-feeder structure.)

         The Board considered the following factors to be of primary importance to its approval of the Management Agreement: (1) that the terms of the Management Agreement are identical in all material respects to those of the Old Fund's agreement; (2) the favorable history, reputation, qualifications, and background of NB Management, as well as the qualifications of its personnel and its financial condition; (3) the fee and expense ratio of the New Fund relative to comparable mutual funds; (4) that the fee and expense ratio of the New Fund appeared to the Board to be reasonable given the quality of services expected to be provided, and the fees are the same as the fees paid by the Old Fund prior to the Transaction; (5) the commitment of NB Management to undertake a voluntary expense limitation and maintain the Fund's contractual expense limitation agreement to ensure that New Fund shareholders do not face an increase in expenses upon consummation of the Transaction; (6) the performance of the Fund relative to comparable mutual funds and unmanaged indices; and (7) the commitment of NB Management and its affiliates to pay the expenses of the Fund in connection with the Transaction including all expenses in connection with the solicitation of proxies so that Fund shareholders would not have to bear such expenses.

         The Board had previously considered the terms of the previous management agreement of the Old Fund, which has terms substantially identical to the Management Agreement at its June 2004 meeting. Because the previous management agreement was not scheduled for Board approval at that time, as its initial two-year term was ongoing, the Board did not formally approve the agreement but undertook to review it. The Board evaluated whether the agreement was in the best interests of the Fund and its shareholders. The Board primarily considered the nature and quality of the services provided under the agreement and the overall fairness of the agreement to the Fund. The Board requested and evaluated a report from NB Management that addressed specific factors designed to inform the Board's consideration of these and other issues. The Board also retained an independent consultant to provide additional data and met with the consultant to discuss the proper interpretation of that data.

         With respect to the nature and quality of the services provided, the Board considered the performance of the Fund in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the portfolio manager. The Board also considered NB Management's positive compliance history, as the firm has been free of significant compliance problems.

         With respect to the overall fairness of the agreement, the Board primarily considered the fee structure of the agreement and the profitability of NB Management and its affiliates from their association with the Fund. The Board reviewed information from an independent data service about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to the Fund. The Board noted that the Fund was close to or below the median compensation paid. The Board also considered the limit on Fund expenses undertaken by NB Management. Given the relatively low level of the management fee, the Board determined there was no need for Management Agreement fee changes or breakpoints at this time. In concluding that the benefits accruing to NB Management and its affiliates by virtue of their relationship to the Fund were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to the Fund, the Board reviewed specific data as to NB Management's profit or loss on the Fund for a recent period, and carefully examined NB Management's cost allocation methodology.

         The Board also evaluated whether the Sub-Advisory Agreement was in the best interests of the New Fund and its shareholders. The Board primarily considered the nature and quality of the services to be provided under the agreement and the overall fairness of the agreement to the Fund. The Board requested and evaluated information from LBAM designed to inform the Board's consideration of these and other issues.

         With respect to the nature and quality of the services provided, the Board considered information that included a comparison of the performance and fees of funds sub-advised by LBAM with the performance and fees of a peer group of investment companies pursuing broadly similar strategies. The Board further considered the experience and expertise of and the degree of risk undertaken by the portfolio manager. The Board also considered LBAM's positive compliance history, as the firm has been free of significant compliance problems. With respect to the overall fairness of the agreement, the Board primarily considered the fee structure of the agreement and considered whether there are any fall-out benefits resulting from LBAM's association with the Fund. The Board concluded that the Sub-Advisory Agreement fee is fair and reasonable.

         These matters were also considered by the Independent Fund Trustees with experienced 1940 Act counsel that is independent of NB Management and LBAM. The Board's annual contract review extends over two regular meetings of the Board, to ensure that management has time to respond to any questions the Independent Fund Trustees may have on their initial review of the report, and the Independent Fund Trustees have time to consider those responses.

INVESTMENT COMPANIES MANAGED

         As  of  _________,   2004,  the  investment  companies  managed  by  NB
Management had aggregate net assets of approximately $___ billion. NB Management currently serves as investment manager of the following investment companies:

                                                                     Approximate
                                                                   Net Assets at
Name                                                                      , 2004
----

Neuberger Berman Cash Reserves................................................$

Neuberger Berman Government Money Fund........................................$

Neuberger Berman High Income Bond Fund........................................$

Neuberger Berman Institutional Cash ..........................................$

Neuberger Berman Limited Maturity Bond Fund...................................$

Neuberger Berman Municipal Money Fund.........................................$

Neuberger Berman Municipal Securities Trust...................................$

Neuberger Berman Strategic Income Fund........................................$

Neuberger Berman Century Fund.................................................$

Neuberger Berman Fasciano Fund................................................$

Neuberger Berman Focus Fund...................................................$

Neuberger Berman Genesis Fund.................................................$

Neuberger Berman Guardian Fund................................................$

Neuberger Berman International Fund...........................................$

Neuberger Berman Manhattan Fund...............................................$

Neuberger Berman Millennium Fund..............................................$

Neuberger Berman Partners Fund................................................$

Neuberger Berman Real Estate Fund.............................................$

Neuberger Berman Regency Fund.................................................$

Neuberger Berman Socially Responsive Fund.....................................$

                                                                     Approximate
                                                                   Net Assets at
Name                                                                      , 2004
----

Neuberger Berman Advisers Management Trust....................................$

Neuberger Berman Intermediate Municipal Fund Inc..............................$

Neuberger Berman California Intermediate Municipal Fund Inc...................$

Neuberger Berman New York Intermediate Municipal Fund Inc.....................$

Neuberger Berman Real Estate Income Fund Inc..................................$

Neuberger Berman Realty Income Fund Inc.......................................$

Neuberger Berman Real Estate Securities Income Fund, Inc. ....................$

Neuberger Berman Income Opportunity Fund Inc. ................................$

Neuberger Berman Income Dividend Advantage Fund Inc. .........................$


         The investment decisions concerning the Portfolio and the other registered investment companies managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the New Fund. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Portfolio to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management have varied from one another in the past and are likely to vary in the future.

         There may be occasions when the Portfolio and one or more of the Other NB Funds or other accounts managed by LBAM are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the New Fund, in other cases it is believed that the New Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the New Fund's having their advisory arrangements with LBAM outweighs any disadvantages that may result from contemporaneous transactions.

         The Portfolio is subject to certain limitations imposed on all advisory clients of LBAM (including the Other NB Funds, and other managed accounts) and personnel of LBAM and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of

LBAM that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

CODES OF ETHICS

         The New Fund, NB Management and LBAM have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management or LBAM, respectively. The New Fund managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the New Fund. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

MANAGEMENT AND CONTROL OF NB MANAGEMENT AND LBAM

         NB Management and LBAM are wholly owned by Lehman Brothers Holdings, Inc., a publicly-owned holding company. The directors, officers and/or employees of NB Management, Neuberger Berman and Neuberger Berman Inc. who are deemed "control persons," all of whom have offices at the same address as NB Management and Neuberger Berman, are: Kevin Handwerker, Jeffrey B. Lane, Robert Matza, Jeffrey S. Maurer, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust.

         Lehman Brothers Holdings, Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers' address is 745 Seventh Avenue, New York, New York 10019.

         According to a Schedule 13G jointly filed on February 12, 2003 by AXA Assurances I.A.R.D. Mutuelle, AXA Assurances Vie Mutuelle, AXA Conseil Vie Assurance Mutuelle, and AXA Courtage Assurance Mutuelle (collectively, the "Mutuelles AXA"), AXA ("AXA"), and AXA Financial, Inc., a subsidiary of AXA ("AFI"): (a) the Mutuelles AXA, which as a group control AXA, and AXA beneficially own 14,663,847 shares of common stock of Lehman Brothers solely for investment purposes and have sole voting power with respect to 7,928,133 of such shares, shared voting power with respect to 1,232,544 of such shares, and sole dispositive power with respect to all of such shares, and (b) 13,880,365 of such shares are beneficially owned by Alliance Capital Management L.P., a subsidiary of AFI, and the remainder of such shares are beneficially owned by other affiliates of AXA. Addresses of the joint filers are as follows: the Mutuelles AXA, 370, rue Saint Honore, 75001 Paris, France and 26, rue Louis le Grand, 75002 Paris, France; AXA, 25, avenue Matignon, 75008 Paris, France; and AFI, 1290 Avenue of the Americas, New York, NY 10104.


                            DISTRIBUTION ARRANGEMENTS

         The New Fund offers one class of shares, known as Trust Class.

Distributor
-----------

         NB Management serves as the distributor ("Distributor") in connection with the offering of the New Fund's shares. Trust Class shares are offered on a no-load basis.

         In connection with the sale of its shares, the New Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the New Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the New Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.

         For the New Fund's shares, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the New Fund, through use of its shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the New Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the New Fund's shareholders any investment products or services other than those managed or distributed by NB Management or LBAM.

         The Trust, on behalf of the New Fund, and the Distributor are parties to a Distribution Agreement with respect to the New Fund ("Distribution Agreement"). The Distribution Agreement continues until ________, 200_. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the New Fund Trustees or a 1940 Act majority vote of the New Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreement.

                         ADDITIONAL PURCHASE INFORMATION

SHARE PRICES AND NET ASSET VALUE

         The New Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAVs for each class of the New Fund and the Portfolio are calculated by subtracting total liabilities of that class from total assets attributable to the class (in the case of the Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of the Fund, its percentage interest in the Portfolio, multiplied by the Portfolio's NAV, plus any other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding attributable to that class and rounding the result to the nearest full cent.

         The New Fund tries to maintain stable NAVs of $1.00 per share. The Portfolio values securities at their cost at the time of purchase and assumes a constant amortization to maturity of any discount or premium. The Portfolio and the New Fund calculate their NAVs as of 5 p.m. Eastern Time on each day the NYSE and the Federal Reserve Wire System are open.

         If there is no reported sale of a security on a particular day, the security is valued at the mean between its closing bid and asked prices on that day. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. The Fund values all other securities and assets, including restricted securities, by a method that the Fund Trustees believe accurately reflects fair value.

          If NB Management believes that the price of a security obtained under a Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Fund Trustees believe accurately reflects fair value.

                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS

         The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for it to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE and the Federal Reserve are open ("Business Day") after termination of the suspension.

         The New Fund prices its shares as of 5 p.m. after the close of regular trading on the NYSE and the Federal Reserve Wire System which is normally 4 p.m. The NYSE or Federal Reserve Wire System may occasionally close early, e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard. On those days, the Fund will generally price its shares as of the earlier closing time.

REDEMPTIONS IN KIND

         The New Fund reserves the right, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The New Fund does not redeem in kind under normal circumstances, but would do so when the Trustees determine that it was in the best interests of the New Fund's shareholders as a whole.

MARKET TIMING

         As noted in the New Fund's prospectus, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders. Under certain circumstances, the New Fund reserves the right to reject any exchange or investment order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege.

         Although the New Fund diligently monitors for excessive short-term trading activity, the ability of the New Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by Institutions is severely limited in those instances in which the Institution maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the New Fund will eliminate all excessive short-term trading or prevent all harm that might be caused by such trading.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

         The New Fund distributes to its shareholders substantially all of its net investment income, and any net capital gains (both long-term and short-term) earned or realized by the New Fund. The Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses but does not include capital gains and losses. Net investment income and net gains and losses are reflected in the Portfolio's NAV (and hence, the New Fund's NAV) until they are distributed. The Portfolio and the New Fund calculate their net investment income and NAVs per share as of 5:00 p.m. Eastern time.

         Income dividends are declared daily; dividends declared for each month are paid on the last Business Day of the month. Fund shares begin earning income dividends on the Business Day the proceeds of the purchase order are converted into "federal funds" and continue to earn dividends through the Business Day before they are redeemed. Distributions of net realized capital gains, if any, normally are paid once annually, in December.

         The New Fund's dividends and other distributions are automatically reinvested in additional shares of the New Fund, unless the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of a Neuberger Berman Fund designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Fund shares.

         A shareholder's cash election with respect to the New Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder for 180 days, however, the New Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the New Fund that the cash election be reinstated.

         Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE NEW FUND

         To continue to qualify for treatment as a RIC under the Code, the New Fund - which is treated as a separate corporation for federal tax purposes - must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and the excess of net short-term capital gain over net long-term capital loss, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. With respect to the New Fund, these requirements include the following: (1) the New Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the New Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the New Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

         By qualifying for treatment as a RIC, the New Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If the New Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (taxable as ordinary income, except the part thereof that is "qualified dividend income," which is taxable for individual shareholders at the rate for net capital gain - a maximum of 15%) to the extent of the New Fund's earnings and profits. In addition, the New Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

         Other registered investment companies that invested in the master-feeder structure and that were managed by NB Management received rulings from the Internal Revenue Service ("Service") that each series, as an investor in its corresponding portfolio, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the series satisfies all of the requirements described above to qualify as a RIC. Although these rulings may not be relied upon as precedent by the Fund, NB Management believes the reasoning thereof and, hence, their conclusion apply to the Fund as well.

         The New Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. The New Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for the Excise Tax.

         See the next section for a discussion of the tax consequences to the Fund of distributions to it from the portfolio in certain securities and certain other transactions engaged in by the Portfolio.

TAXATION OF THE PORTFOLIO

         Other registered investment companies that invested in the master-feeder structure and that were managed by NB Management received rulings from the Service to the effect that, among other things, each portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." Although these rulings may not be relied upon as precedent by the Portfolio, NB Management believes the reasoning thereof and, hence, their conclusion apply to the Portfolio as well. As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the New Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware or New York income or franchise tax.

         Because the New Fund is deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the New Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to continue to conduct its operations so that the Fund will be able to continue to satisfy all those requirements.

         Distributions to the New Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the New Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the New Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the New Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, (3) loss may be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables and (4) gain or loss may be recognized on an in-kind distribution by the Portfolio. The New Fund's basis for its interest in the Portfolio generally equals the amount of cash and the basis of any property the New Fund invests in the Portfolio, increased by the New Fund's share of the Portfolio's net income and capital gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the New Fund and (b) the New Fund's share of the Portfolio's losses.

         Dividends and interest received by the Portfolio and gains realized by the Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

TAXATION OF THE NEW FUND'S SHAREHOLDERS

         If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. The New Fund is required to withhold [28]% of all dividends, capital gain distributions, and redemption proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the New Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions otherwise payable to such shareholders who otherwise are subject to backup withholding.


                        VALUATION OF PORTFOLIO SECURITIES

         The Portfolio relies on Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation to enable the Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Portfolio's reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the New Fund, under most conditions, to maintain a stable $1.00 share price, there can be no assurance it will be able to do so. An investment in the Fund, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                             PORTFOLIO TRANSACTIONS

         Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Portfolio typically does not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

         During the fiscal year ended October 31, 2003, the Current Fund acquired securities of the following of its "regular brokers or dealers": Banc One Capital Markets, Inc.; Barclays Bank PLC; Citigroup Global Markets, Inc.; Deutsche Bank Securities, Inc.; Goldman, Sachs & Co.; J.P. Morgan Chase & Co.; Merrill Lynch, Pierce, Fenner & Smith Inc.; and State Street Bank & Trust Company. At October 31, 2003, that Fund held the securities of its "regular brokers or dealers" with an aggregate value as follows: Banc One Capital Markets, Inc., $64,940,811; Barclays Bank PLC, $49,986,333; Citigroup Global
Markets, Inc., $72,939,163; Deutsche Bank Securities, Inc., $50,000,000; Goldman, Sachs & Co., $24,868,167; J.P. Morgan Chase & Co., $53,370,600; and
Merrill Lynch, Pierce, Fenner & Smith Inc., $29,997,425.

         In effecting securities transactions, the New Fund generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The New Fund plans to continue to use Neuberger Berman and/or Lehman Brothers as its broker where, in the judgment of LBAM, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the New Fund's knowledge, no affiliate of the New Fund receives give-ups or reciprocal business in connection with its securities transactions.

         The use of Neuberger Berman and Lehman Brothers as brokers for the Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

         Under the 1940 Act, commissions paid by the Portfolio to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Portfolio's policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Portfolio and (2) at least as favorable as those charged by other brokers having comparable execution capability in LBAM's judgment. The Portfolio does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Portfolio unless an appropriate exemption is available.

         A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Portfolio and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers effect brokerage transactions for the Portfolio must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

         To ensure that accounts of all investment clients, including the Portfolio, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

         Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of the Portfolio. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Portfolio cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Portfolio participates in.

PROXY VOTING

         The Board has delegated to Neuberger Berman the responsibility to vote proxies related to the securities held in the Portfolio. Under this authority, Neuberger Berman is required by the Board to vote proxies related to portfolio securities in the best interests of the New Fund and its shareholders. The Board permits Neuberger Berman to contract with a third party to obtain proxy voting and related services, including research of current issues.

         Neuberger Berman has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority, including the New Fund. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

         Neuberger Berman's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegates to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with Neuberger Berman's voting guidelines.

         Neuberger Berman's guidelines adopt the voting recommendations of ISS. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

         In the event that an investment professional at Neuberger Berman believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

         If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

         Beginning September 2004, information regarding how the New Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                             REPORTS TO SHAREHOLDERS

         Shareholders of the New Fund will receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the New Fund. The New Fund's statements show the investments owned by it and the market values thereof and provide other information about the New Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

THE NEW FUND

         The New Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated as of [October __, 2004]. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has two separate operating series. The Trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

         DESCRIPTION OF SHARES. The New Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the New Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

         SHAREHOLDER MEETINGS. The Trustees of the Trust do not intend to hold annual meetings of shareholders of the New Fund. The Trustees will call special meetings of shareholders of the New Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund or Class entitled to vote at the meeting.

         CERTAIN PROVISIONS OF THE TRUST INSTRUMENT. Under Delaware law, the shareholders of the New Fund will not be personally liable for the obligations of the New Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the New Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

THE PORTFOLIO

         The Portfolio is a separate operating series of Institutional Liquidity Trust, a Delaware statutory trust organized as of October 1, 2004. The Trust is registered under the 1940 Act as a diversified, open-end management investment company. The Trust has three separate Portfolios. The assets of the Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

         THE NEW FUND'S INVESTMENTS IN THE PORTFOLIO. The New Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the New Fund, in turn invests in securities; the New Fund thus acquires an indirect interest in those securities.

         The New Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Portfolio. [When filed and registered with the SEC,] Lehman Brothers Institutional Liquidity Fund, a series of Lehman Brothers Institutional Liquidity Series, will invest all of its net assets in the Portfolio.

         The Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in the Portfolio on the same terms and conditions as the New Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in the Portfolio are not required to sell their shares at the same public offering price as the New Fund, could have a different administration fee and expenses than the New Fund, and (except Income Trust) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares directly to members of the general public. Information regarding the New Fund is available from NB Management by calling 800-877-9700.

         The Trustees of the Trust believe that investment in the Portfolio by a series of Lehman Brothers Institutional Liquidity Series or by other potential investors in addition to the New Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, the New Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio (other than the New Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the New Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         The New Fund may withdraw its entire investment from the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the New Fund and its shareholders to do so. The New Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the New Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the Trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the New Fund. That distribution could result in a less diversified portfolio of investments for the New Fund and could affect adversely the liquidity of the New Fund's investment portfolio. If the New Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the New Fund withdrew its investment from the Portfolio, the Trustees of the Trust would consider what actions might be taken, including the investment of all of the New Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the New Fund or the retention by the New Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the New Fund to find a suitable replacement could have a significant impact on shareholders.

         INVESTOR MEETINGS AND VOTING. The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, the New Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the New Fund's shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

         CERTAIN PROVISIONS. Each investor in the Portfolio, including the New Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in the Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.


                           CERTAIN RISK CONSIDERATIONS

         Although the New Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance the New Fund will achieve its investment objective.

                          CUSTODIAN AND TRANSFER AGENT

         The New Fund has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its respective securities and cash. State Street also serves as the New Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of New Fund shares and the payment of dividends and other distributions through its Boston Service Center. All New Fund correspondence should be mailed to New Fund, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         [The Audit Committee of the New Fund has pre-approved Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent registered public accounting firm that will audit the New Fund's financial statements.]

                                  LEGAL COUNSEL

         The  New  Fund  has  selected   Kirkpatrick   &  Lockhart   LLP,   1800
Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as its legal counsel.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of _________, 2004, the following are all of the beneficial and record owners of more than five percent of the Current Fund. The owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Current Fund of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

                                                         Percentage of Ownership
                                  Name and Address           at _______, 2004
                                  ----------------

Neuberger Berman
CURRENT FUND




                              FINANCIAL STATEMENTS

         The  following   financial   statements   and  related   documents  are
incorporated by reference herein and are included in the Current Fund's Annual Report to shareholders for the fiscal year ended October 31, 2003:

             The audited financial statements of the Current Fund and notes thereto for the fiscal year ended October 31, 2003, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements.

         The  following   financial   statements   and  related   documents  are
incorporated by reference herein and are included in the Current Fund's Semi-Annual Report to shareholders for the period ended April 30, 2004:

             The unaudited financial statements of the Current Fund and notes thereto for the fiscal period ended April 30, 2004.

         The New Fund has not yet commenced operations and thus has no financial information of its own. If the Reorganization is approved by shareholders of the Current Fund, the New Fund will adopt the Current Fund's historical financial information.

         The New Fund does not expect there will be many adjustments to its financial statements (and those of the Portfolio) as compared with the financial statements of the Current Fund as a result of the Reorganization. As described above, the New Fund will be organized in the master-feeder structure, which means it will invest all of its net investable assets in the Portfolio. The Portfolio will invest directly in securities in accordance with its investment objective, policies and strategies, which are identical to those of the New Fund. Because portfolio securities are held at the Portfolio level, all expenses associated with the management of the Portfolio, such as investment management fees or brokerage expenses, are paid by the Portfolio. In contrast, certain expenses such as administrative or shareholder service-related expenses will be borne by the New Fund. All Portfolio expenses are passed through on a pro rata basis to the New Fund and any other feeder funds that may be established. However, the Reorganization is expected to have no material impact on the New Fund's expense ratio as compared with the Current Fund's expense ratio.

         The New Fund will have the same contractual reimbursement arrangement as the Current Fund. NB Management has contractually undertaken to reimburse the Trust Class of the Current Fund so that the total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) are limited to 0.41% of average daily net assets. This undertaking lasts until October 31, 2007. The Trust Class of the Current Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.41% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

         In addition, NB Management has voluntarily agreed to waive its fee under the Management Agreement in the amount of 0.02% of the New Fund's average net assets through [December 31, 2005]. As a result of this waiver, the Management Agreement fee for the New Fund will be 0.08% until that date and the total annual operating expenses of the New Fund are expected to be limited to 0.26% of its average net assets.

                                   APPENDIX A

RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

         S&P CORPORATE BOND RATINGS:

         AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI - The rating CI is reserved for income bonds on which no interest is being paid.

         D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

         Moody's Corporate bond ratings:
         ------------------------------

         Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the New Fundamentally strong position of the issuer.

         Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

         A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         MODIFIERS--Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating.

         Fitch Corporate bond ratings:
         ----------------------------

         THE FOLLOWING DESCRIPTIONS OF FITCH'S LONG-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY FITCH'S IBCA INVESTORS SERVICE.

         AAA - Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         AA - Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         A - High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         BBB - Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions is more likely to impair this capacity. This is the lowest investment-grade category.

         BB - Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         B- Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         CCC, CC, C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

         DDD, DD, D - Default. Entities rated in this category have defaulted on some or all of their obligations. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90% and 'D' the lowest recovery potential, i.e., below 50%.

         PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

         DBRS corporate bond ratings:
         ---------------------------

         THE FOLLOWING DESCRIPTIONS OF DBRS SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY DOMINION BOND RATING SERVICE.

         AAA - Long-term debt rated AAA is considered to be of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest.

         AA - Long-term debt rated AA is considered to be of superior credit quality, and protection of interest and principal is considered high. In many cases, debt rated AA differs from debt rated AAA only to a small degree.

         A - Long-term debt rated A is considered to be of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated securities.

         BBB - Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

         BB - Long-term debt rated BB is defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

         B - Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

         CCC,CC,C - Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated B. Long-term debt rated below B often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with CC and C normally used for lower ranking debt of companies for which the senior debt is rated in the CCC to B range.

         D - A security rated D implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

         HIGH OR LOW - The ratings above may be modified by the addition of "high" or "low" to show relative standing within the major categories. The absence of either indicates the rating is in the "middle" of a category. The AAA and D categories do not utilize "high", "middle", and "low" as differential grades.

         S&P commercial paper ratings:
         ----------------------------

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

         Moody's commercial Paper Ratings:
         ---------------------------------

         Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

              - Leading market positions in well-established  industries.
              - High rates of return on funds employed.
              - Conservative capitalization structures with moderate reliance on debt and ample  asset  protection.
              - Broad margins in earnings coverage of fixed  financial  charges and high internal  cash generation.
              - Well-established  access  to a range of  financial markets and assured sources of alternate liquidity.

         Fitch commercial paper ratings:
         ------------------------------

         THE FOLLOWING DESCRIPTIONS OF FITCH SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY FITCH'S IBCA INVESTORS SERVICE.

         F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

         F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.


         DBRS commercial paper ratings:
         -----------------------------

         THE FOLLOWING DESCRIPTIONS OF DBRS SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY DOMINION BOND RATING SERVICE.

         R-1 (HIGH) - Commercial paper rated R-1 (high) is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due.

         R-1 (MIDDLE) - Commercial paper rated R-1 (middle) is of superior credit quality and, in most cases, are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

                                     PART C

                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

     A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that "every person who is, or has been, a Trustee or an officer, employee or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof...". Indemnification will not be provided to a person adjudicated by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

     Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

     Section 9 of the Management Agreement between Neuberger Berman Management Inc. ("NB Management") and Lehman Brothers Liquid Assets Trust ("LBLAT") provides that neither NB Management nor any director, officer or employee of NB Management performing services for any series of LBLAT at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect NB Management against any liability to LBLAT or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of LBLAT against any liability to LBLAT or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with LBLAT.

     Section 6 of the Investment Advisory Agreement between NB Management and Lehman Brothers Asset Management Inc. ("LBAM"), with respect to LBLAT or any series thereof, provides that LBAM shall not be liable for any error of judgment or mistake of law or for any loss suffered by NB Management or LBLAT or a series thereof in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its duties and obligations under the Agreement.

     Section 12 of the Administration Agreement between the Registrant and NB Management on behalf of each series of the Registrant provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of this Agreement with respect to such series; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement with respect to such series; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Registrant with respect to such series; provided, that NB Management shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management or that of its employees, agents or contractors. Before confessing any claim against it which may be subject to indemnification by a series under the Agreement, NB Management shall give such series reasonable opportunity to defend against such claim in its own name or in the name of NB Management. Section 14 of the Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

     Section 11 of the Distribution Agreement between the Registrant, on behalf of its Series, and NB Management provides that NB Management shall look only to the assets of a series for the Registrant's performance of the Agreement by the Registrant on behalf of such series, and neither the Shareholders, the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933,as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue. The Registrant also maintains Directors and Officers Insurance.


ITEM 16.  EXHIBITS

(1)  (a)  Certificate of Trust. (Filed herewith)

     (b)  Trust Instrument. (Filed herewith)

(2)  By-laws of the Trust. (Filed herewith)

(3)  Voting trust agreement. (Not applicable)

(4) Form of Agreement and Plan of Reorganization and Termination. (Filed herewith as Appendix A to the Proxy Statement/Prospectus)

(5) Provisions of instruments defining the rights of holders of securities are contained in the Registrant's Trust Instrument and By-laws.

(6) (a) Form of Management Agreement between Lehman Brothers Liquid Assets Trust and Neuberger Berman Management Inc. (Filed herewith)

     (b) Form of Investment Advisory Agreement between Neuberger Berman Management Inc. and Lehman Brothers Asset Management, Inc. (Filed herewith)

(7) Form of Distribution Agreement between the Registrant and Neuberger Berman Management Inc. (Filed herewith)

(8) Bonus, profit sharing, pension or other similar contracts or arrangements. (Not applicable)

(9) Form of Custodian Contract between the Registrant and State Street Bank and Trust Company. (Filed herewith)

(10) (a) Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). (Not applicable)

     (b)  Plan Pursuant to Rule 18f-3 under the 1940 Act. (Not applicable)

(11) Opinion and consent of counsel as to the legality of the shares being registered. (Filed herewith)

(12) Opinion of counsel regarding certain tax matters. (To be filed by subsequent amendment)

(13) (a) Form of Transfer Agency and Service Agreement between the Registrant, on behalf of Neuberger Berman Institutional Cash Fund, and State Street Bank and Trust Company. (Filed herewith)

     (b) Form of Administration Agreement between the Registrant and Neuberger Berman Management Inc. (Filed herewith)

(14) Consent of Independent Registered Public Accounting Firm. (Filed herewith)

(15) Financial Statements omitted from Part B. (Not applicable)

(16) Powers of Attorney. (Filed herewith)

(17) Additional Exhibits.

       (a)  Proxy Card. (Filed herewith)

-------------------------


ITEM 17.  UNDERTAKINGS.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of New York, and the State of New York, on the 6th day of October 2004.


                                NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES

                                By:/s/ Jack L. Rivkin
                                   ---------------------------------------------
                                   Name:  Jack L. Rivkin*
                                   Title: President and Director

     As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                 Title                      Date
---------                                 -----                      ----


/s/ Peter E. Sundman            Chairman of the Board, Chief     October 6, 2004
---------------------------     Executive Officer and Trustee
Peter E. Sundman*


/s/ Jack L. Rivkin                  President and Trustee        October 6, 2004
---------------------------
Jack L. Rivkin*



/s/ Barbara Muinos                  Treasurer and Principal      October 6, 2004
---------------------------        Financial and Accounting
Barbara Muinos                            Officer


/s/ John Cannon                           Trustee                October 6, 2004
---------------------------
John Cannon*


/s/ Faith Colish                          Trustee                October 6, 2004
---------------------------
Faith Colish*


/s/ Walter G. Ehlers                      Trustee                October 6, 2004
---------------------------
Walter G. Ehlers*


/s/ C. Anne Harvey                        Trustee                October 6, 2004
---------------------------
C. Anne Harvey*


/s/ Barry Hirsch                          Trustee                October 6, 2004
---------------------------
Barry Hirsch*


                                          Trustee                October 6, 2004
---------------------------
Robert A. Kavesh

Signature                                 Title                      Date
---------                                 -----                      ----

/s/ Howard A. Mileaf                      Trustee                October 6, 2004
---------------------------
Howard A. Mileaf*


/s/ Edward I. O'Brien                     Trustee                October 6, 2004
---------------------------
Edward I. O'Brien*


/s/ William E. Rulon                      Trustee                October 6, 2004
---------------------------
William E. Rulon*


/s/ Cornelius T. Ryan                     Trustee                October 6, 2004
---------------------------
Cornelius T. Ryan*


/s/ Tom Decker Seip                       Trustee                October 6, 2004
---------------------------
Tom Decker Seip*


/s/ Candace L. Straight                   Trustee                October 6, 2004
---------------------------
Candace L. Straight*


/s/ Peter P. Trapp                        Trustee                October 6, 2004
---------------------------
Peter P. Trapp*


*Signatures affixed by Arthur C. Delibert on October 6, 2004 pursuant to power of attorney, which is filed herewith.

                 NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES
                                  EXHIBIT INDEX

(1)  (a)  Certificate of Trust.

     (b)  Trust Instrument.

(2)  By-laws of the Trust.

(6) (a) Form of Management Agreement between Lehman Brothers Liquid Assets Trust and Neuberger Berman Management Inc.

     (b) Form of Investment Advisory Agreement between Neuberger Berman Management Inc. and Lehman Brothers Asset Management, Inc.

(7) Form of Distribution Agreement between the Registrant and Neuberger Berman Management Inc.

(9) Form of Custodian Contract between the Registrant and State Street Bank and Trust Company.

(11) Opinion and consent of counsel as to the legality of the shares being registered.

(13) (a) Form of Transfer Agency and Service Agreement between the Registrant, on behalf of Neuberger Berman Institutional Cash Fund, and State Street Bank and Trust Company.

     (b) Form of Administration Agreement between the Registrant and Neuberger Berman Management Inc.

(14) Consent of Independent Registered Public Accounting Firm.

(16) Powers of Attorney.

(17) (a)  Proxy Card.